--------------------------------------------------------------------------------
                              STATE STREET RESEARCH
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                HIGH INCOME FUND
--------------------------------------------------------------------------------

                      SEMIANNUAL REPORT
                      September 30, 2001

--------------------------------------------------------------------------------
                      WHAT'S INSIDE
--------------------------------------------------------------------------------

                      INVESTMENT UPDATE

                      About the Fund,
                      Economy and Markets

                      FUND INFORMATION

                      Facts and Figures

                      PLUS, COMPLETE PORTFOLIO HOLDINGS
                      AND FINANCIAL STATEMENTS


                                                                [DALBAR LOGO]
                                                               For Excellence
                                                                    in
                                                             Shareholder Service

[STATE STREET LOGO]

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The unprecedented terrorist attacks on September 11 further damaged an already weak U.S. economy.
o Monetary policy is now in a full anti- recession stance. Weak consumer and business spending, surging unemployment, falling consumer sentiment, large U.S. stock losses and a decline in manufacturing have prompted the Fed to continue to lower rates.
o The Fed cut the federal funds rate five times during the period, from 5.00% to 3.00%--the lowest in more than seven years.

THE MARKETS
o The stock market lost ground on all fronts, with the S&P 500 Index returning -9.68% for the six-month period ending September 30, 2001.(1)
o The yield on the 10-year Treasury bond moved up and down during the period, but closed at 4.59%--below where it started--as a result of fears that the Federal Reserve's extreme liquidity pumping would spark inflation.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2001, Class A shares of State Street Research High Income Fund returned -4.28% (does not reflect sales charge).(2) That was better than the CSFB Global High Yield II Index, which returned -4.53%.(1) The fund also outperformed the Lipper High Current Yield Funds Average, which returned -7.04% for the same period.(1)
o The fund benefited from its emphasis on defensive sectors and higher quality, more liquid securities, the result of a restructuring of the portfolio which was completed during the period.
o Heavy exposure to healthcare and gaming sectors and underexposure to the troubled telecommunications sector helped performance.
o Underweighting retail, utility, and housing sectors hurt performance, as these were strong performers.

CURRENT STRATEGY
o We have postponed our expectations for a quick economic recovery in light of the events of September 11.
o We expect the fund's defensive posture to work in its favor if the economy weakens further.
o In order to position the fund to take advantage of a turnaround in the economy, we will look for opportunities to add to single-B securities where our confidence in earnings growth and management are high.

September 30, 2001

(1)The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The CSFB Global High Yield II Index mirrors the public high- yield debt market representing a total of 250 different sectors within this market. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index. The Lipper High Current Yield Funds Average shows the performance of a category of mutual funds with similiar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2)-4.66% for Class B(1) shares; -4.94% for Class B shares; -4.64% for Class C shares; -4.46% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999. Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4)Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2001)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3),(4)
------------------------------------------------------------------------
                           10 YEARS          5 YEARS           1 YEAR
------------------------------------------------------------------------
Class A                      4.58%             -3.79%          -21.41%
------------------------------------------------------------------------
Class B(1)                   4.37%             -3.87%          -21.97%
------------------------------------------------------------------------
Class B                      4.37%             -3.88%          -22.17%
------------------------------------------------------------------------
Class C                      4.39%             -3.62%          -19.11%
------------------------------------------------------------------------
Class S                      5.24%             -2.66%          -17.60%
------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)
------------------------------------------------------------------------
                           10 YEARS          5 YEARS           1 YEAR
------------------------------------------------------------------------
Class A                      5.07%             -2.90%          -17.71%
------------------------------------------------------------------------
Class B(1)                   4.37%             -3.63%          -18.22%
------------------------------------------------------------------------
Class B                      4.37%             -3.64%          -18.42%
------------------------------------------------------------------------
Class C                      4.39%             -3.62%          -18.36%
------------------------------------------------------------------------
Class S                      5.24%             -2.66%          -17.60%
------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets) [Graphic Omitted]

BB                        42%
B                         41%
CCC, CC, C                 2%
Preferred Stocks           1%
Common Stocks/Warrants     1%
Cash                       5%
BBB                        8%

Quality ratings based on those provided by Standard & Poor's Corp. and/or equivalent ratings by Moody's Investors Service, Inc.

5 LARGEST INDUSTRY BOND POSITIONS
(by percentage of net assets) [Graphic Omitted]

Cable                     8.5%
Casino                    8.4%
Healthcare                8.3%
Mobile Communications     7.5%
Paper & Packaging         5.8%

Total: 38.5%

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2001 (Unaudited)


-------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY           VALUE
                                                          AMOUNT                 DATE            (NOTE 1)
-------------------------------------------------------------------------------------------------------------
BONDS 93.4%
AUTOMOTIVE 2.7%
Dana Corp. Sr. Note, 9.00%+ ........................     $  4,500,000            8/15/2011       $  3,960,000
Lear Corp. Sr. Note Series B, 7.96% ................        5,075,000            5/15/2005          5,016,587
                                                                                                 ------------
                                                                                                    8,976,587
                                                                                                 ------------
CABLE 8.5%
Adelphia Communications Corp. Sr. Note, 9.375% .....        4,400,000           11/15/2009          3,740,000
British Sky Broadcasting Group Note, 6.875% ........        4,200,000            2/23/2009          3,944,934
Charter Communications Holdings Sr. Note, 9.625% ...        2,080,000           11/15/2009          1,965,600
Charter Communications Holdings Sr. Note, 10.75% ...        4,775,000           10/01/2009          4,798,875
CSC Holdings Inc. Sr. Note, 7.625%+ ................        1,050,000            4/01/2011          1,046,388
Echostar DBS Corp. Sr. Note, 9.375% ................        4,750,000            2/01/2009          4,631,250
Insight Midwest LP Sr. Note, 9.75% .................          140,000           10/01/2009            141,400
Insight Midwest LP Sr. Note, 10.50% ................          940,000           11/01/2010            972,900
Mediacom Broadband LLC Sr. Note, 11.00%+ ...........        6,900,000            7/15/2013          7,107,000
                                                                                                 ------------
                                                                                                   28,348,347
                                                                                                 ------------
CASINO 8.4%
Anchor Gaming Sr. Sub. Note, 9.875% ................        3,515,000           10/15/2008          3,620,450
Aztar Corp. Sr. Sub. Note, 9.00%+ ..................        2,000,000            8/15/2011          1,955,000
Harrah's Operating Inc. Sr. Sub. Note, 7.875% ......        4,450,000           12/15/2005          4,405,500
Hollywood Casino Shreveport Mortgage Note, 13.00% ..        1,240,000            8/01/2006          1,184,200
International Game Technology Sr. Note, 8.375% .....        3,465,000            5/15/2009          3,465,000
Mandalay Resort Group Sr. Sub Note Series B, 10.25%         2,870,000            8/01/2007          2,654,750
MGM Grand Inc. Sr. Sub. Note, 9.75% ................        5,175,000            6/01/2007          5,058,562
Mohegan Tribal Gaming Authority Sr. Note, 8.125% ...        1,300,000            1/01/2006          1,313,000
Park Place Entertainment Corp. Sr. Sub. Note, 9.375%        4,300,000            2/15/2007          4,171,000
                                                                                                 ------------
                                                                                                   27,827,462
                                                                                                 ------------
CHEMICAL 2.7%
GNI Group Inc. Sr. Note, 10.875%(+)[]@ .............        7,000,000            7/15/2005            140,000
Lyondell Chemical Co. Sr. Sec. Note Series A, 9.625%        1,800,000            5/01/2007          1,638,000
Lyondell Chemical Co. Sr. Sub. Note, 10.875% .......        3,500,000            5/01/2009          2,870,000
MacDermid Inc. Sr. Sub. Note, 9.125% ...............        3,500,000            7/15/2011          3,185,000
Noveon Inc. Sr. Sub. Note, 11.00% ..................        1,075,000            2/28/2011          1,053,500
                                                                                                 ------------
                                                                                                    8,886,500
                                                                                                 ------------
ENERGY 5.1%
Chesapeake Energy Corp. Sr. Note, 8.125%+ ..........        7,300,000            4/01/2011          6,862,000
Dresser Inc. Sr. Note, 9.375%+ .....................        1,800,000            4/15/2011          1,813,500
Gulfmark Offshore Inc. Sr. Note, 8.75% .............          830,000            6/01/2008            755,300
Newpark Resources Inc. Sr. Sub. Note Series B,
  8.625% ...........................................        1,715,000           12/15/2007          1,569,225
Plains Resources Inc. Sr. Sub. Note, 10.25% ........        1,900,000            3/15/2006          1,890,500
Pogo Producing Co. Sr. Sub. Note, 8.25% ............          925,000            4/15/2011            920,375
Pogo Producing Co. Sr. Sub. Note, 8.75% ............        3,010,000            5/15/2007          3,010,000
                                                                                                 ------------
                                                                                                   16,820,900
                                                                                                 ------------
FINANCIAL 3.2%
Commercial Mortgage Acceptance Corp. Note, 5.44% ...        7,350,000            5/15/2013          5,363,203
Commercial Mortgage Acceptance Corp. Note, 6.23%+ ..        1,000,000            3/15/2013            783,120
First Union Lehman Brothers Commercial, 7.50%+ .....        6,000,000           10/01/2001          4,623,600
                                                                                                 ------------
                                                                                                   10,769,923
                                                                                                 ------------
FIXED COMMUNICATIONS 1.0%
Global Crossing Holdings Ltd. Sr. Note, 9.50% ......        2,285,000           11/15/2009            948,275
Time Warner Telecom LLC Sr. Note, 9.75% ............        3,375,000            7/15/2008          2,328,750
                                                                                                 ------------
                                                                                                    3,277,025
                                                                                                 ------------
FOOD & BEVERAGE 3.5%
Agrilink Foods Inc. Sr. Sub. Note, 11.875% .........        2,450,000           11/01/2008          2,339,750
Aurora Foods Inc. Sr. Sub. Note, 9.875% ............        1,650,000            2/15/2007          1,394,250
Constellation Brands Inc. Sr. Note, 8.00% ..........        2,125,000            2/15/2008          2,135,625
Del Monte Foods Co. Sr. Sub. Note, 9.25%+ ..........        1,650,000            5/15/2011          1,674,750
Pilgrim's Pride Corp. Sr. Note, 9.625% .............        1,820,000            9/15/2011          1,838,200
Tom's Foods Inc. Sr. Sec. Note, 10.50% .............        3,100,000           11/01/2004          2,309,500
                                                                                                 ------------
                                                                                                   11,692,075
                                                                                                 ------------
FOREIGN GOVERNMENT 3.2%
Republic of Brazil, 8.00% ..........................        2,585,961            4/15/2014          1,710,096
Republic of Bulgaria, 4.5625%# .....................        2,301,750            1/28/2002          1,782,961
Republic of Panama, 4.75%# .........................        3,948,136            7/17/2002          3,462,807
Republic of Peru, 4.50%# ...........................        1,450,000            3/07/2003            997,741
Republic of Philippines, 9.875% ....................        1,000,000            3/16/2010            923,750
Russian Federation, 8.25% ..........................        2,450,000            3/31/2010          1,849,750
                                                                                                 ------------
                                                                                                   10,727,105
                                                                                                 ------------
GENERAL INDUSTRIAL 4.6%
Alliant Techsystems Inc. Sr. Sub. Note, 8.50%+ .....        3,600,000            5/15/2011          3,654,000
AMETEK Inc. Sr. Note, 7.20% ........................        5,800,000            7/15/2008          5,789,096
Argo-Tech Corp. Sr. Sub. Note, 8.625%(+)@ ..........          750,000           10/01/2007            525,000
B/E Aerospace Inc. Sr. Sub. Note, 9.50% ............        4,375,000           11/01/2008          3,062,500
GenTek Inc. Sr. Sub. Note, 11.00%(+)@ ..............        2,380,000            8/01/2009          1,761,200
International Knife & Saw Inc. Sr. Sub. Note,
  11.375%(+)@[] ....................................        5,125,000           11/15/2006            512,500
                                                                                                 ------------
                                                                                                   15,304,296
                                                                                                 ------------
HEALTHCARE 8.3%
Amerisource Bergen Corp. Sr. Note, 8.125%+ .........        2,850,000            9/01/2008          2,921,250
Beckman Instruments Inc. Sr. Note, 7.45% ...........        1,250,000            3/04/2008          1,314,962
Bio-Rad Laboratories Inc. Sr. Sub Note, 11.625% ....          805,000            2/15/2007            867,388
Columbia/HCA Healthcare Corp. Note, 8.75% ..........        1,930,000            9/01/2010          2,103,700
Concentra Operating Corp. Sr. Sub. Note Series B,
  13.00% ...........................................        1,950,000            8/15/2009          2,032,875
Fisher Scientific International Inc. Sr. Sub. Note,
  9.00% ............................................           90,000            2/01/2008             89,325
Fresenius Medical Care Capital Trust, 9.00% ........        2,070,000           12/01/2006          2,111,400
Healthsouth Corp. Sr. Note, 7.00% ..................        2,475,000            6/15/2008          2,298,656
Healthsouth Corp. Sr. Note, 8.50% ..................        1,550,000            2/01/2008          1,557,750
Magellan Health Services Inc. Sr. Note, 9.375%+ ....        2,175,000           11/15/2007          2,191,312
Manor Care Inc. Note, 8.00% ........................        2,925,000            3/01/2008          3,012,721
Omnicare Inc. Sr. Sub. Note, 8.125%+ ...............        2,300,000            3/15/2011          2,323,000
Select Medical Corp. Sr. Sub. Note, 9.50% ..........        1,725,000            6/15/2009          1,621,500
Triad Hospitals Inc. Sr. Sub. Note, 11.00% .........          180,000            5/15/2009            194,400
Triad Hospitals Inc. Sr. Sub. Note Series B, 8.75% .        3,000,000            5/01/2009          3,060,000
                                                                                                 ------------
                                                                                                   27,700,239
                                                                                                 ------------
HOMEBUILDERS 0.4%
Lennar Corp. Sr. Note, 7.625% ......................        1,250,000            3/01/2009          1,244,888
                                                                                                 ------------
HOTELS & LODGING 0.9%
Extended Stay America Inc. Sr. Sub. Note, 9.15% ....        3,325,000            3/15/2008          2,942,625
                                                                                                 ------------
MANUFACTURING 4.6%
Drypers Corp. Sr. Note Series B, 10.25%*
  (+)[]                                                    13,875,000            6/15/2007             52,031
Elizabeth Arden Inc. Sr. Sec. Note Series B, 11.75%         1,215,000            2/01/2011          1,123,875
North Atlantic Trading Inc. Sr. Note, 11.00% .......        4,900,000            6/15/2004          4,336,500
Playtex Products Inc. Sr. Sub Note, 9.375% .........        2,125,000            6/01/2011          2,135,625
Scotts Co. Sr. Sub. Note, 8.625% ...................        2,890,000            1/15/2009          2,832,200
Sealy Mattress Co. Sr. Sub. Note Series B, 9.875% ..        1,450,000           12/15/2007          1,341,250
Tommy Hilfiger USA Inc. Note, 6.50% ................        2,625,000            6/01/2003          2,454,375
William Carter Co. Sr. Sub. Note, 10.875%+ .........          850,000            8/15/2011            858,500
                                                                                                 ------------
                                                                                                   15,134,356
                                                                                                 ------------
MEDIA 3.2%
Advanstar Communications Inc. Sr. Sub. Note, 12.00%           700,000            2/15/2011            364,000
Allbritton Communications Co. Sr. Sub. Note Series
  B, 8.875% ........................................           85,000            2/01/2008             83,300
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% ......................................        2,259,000            2/01/2006          2,078,280
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% ......................................        4,195,000            3/15/2007          3,859,400
R. H. Donnelley Inc. Sr. Sub. Note, 9.125% .........          425,000            6/01/2008            412,250
Transwestern Publishing Co. LP Sr. Sub. Note Series
  D, 9.625% ........................................        2,625,000           11/15/2007          2,572,500
Transwestern Publishing Co. LP Sr. Sub. Note Series
  E, 9.625%+ .......................................          450,000           11/15/2007            441,000
Yell Finance BV Sr. Note, 10.75%+ ..................          800,000            8/01/2011            800,000
                                                                                                 ------------
                                                                                                   10,610,730
                                                                                                 ------------
METALS 3.1%
Alaska Steel Corp. Sr. Note, 9.125% ................        3,335,000           12/15/2006          3,251,625
Great Central Mines Ltd. Sr. Note, 8.875% ..........        7,650,000            4/01/2008          7,152,750
                                                                                                 ------------
                                                                                                   10,404,375
                                                                                                 ------------
MOBILE COMMUNICATIONS 7.5%
AirGate PCS, Inc. Sr. Sub. Note, 0.00% to 9/30/2004,
  13.50% from 10/1/2004 to maturity ................        4,000,000           10/01/2009          2,580,000
Alamosa Delaware Inc. Sr. Note, 12.50% .............        1,550,000            2/01/2011          1,410,500
Alamosa Delaware Inc. Sr. Note, 13.625%+ ...........          825,000            8/15/2011            775,500
American Cellular Corp. Sr. Sub. Note, 9.50% .......        1,700,000           10/15/2009          1,581,000
American Tower Corp. Sr. Note, 9.375% ..............        6,470,000            2/01/2009          5,499,500
Crown Castle International Corp. Sr. Note, 10.75% ..        4,240,000            8/01/2011          3,900,800
Nextel Communications Sr. Note, 9.375% .............        2,165,000           11/15/2009          1,320,650
Rogers Wireless Inc Sr. Sec. Note, 9.625% ..........        2,400,000            5/01/2011          2,304,000
Triton PCS Inc. Sr. Sub. Note, 0.00% to 4/30/2003,
  11.00% from 5/1/2003 to maturity .................        2,305,000            5/01/2008          1,913,150
Triton PCS Inc. Sr. Sub. Note, 9.375% ..............        3,750,000            2/01/2011          3,675,000
                                                                                                 ------------
                                                                                                   24,960,100
                                                                                                 ------------
PAPER & PACKAGING 5.8%
Ball Corp. Sr. Sub. Note, 8.25% ....................        5,915,000            8/01/2008          5,915,000
Buckeye Technologies Inc. Sr. Sub. Note, 9.25% .....        1,925,000            9/15/2008          1,751,750
Norske Skog Ltd. Sr. Note, 8.625%+ .................        3,340,000            6/15/2011          3,306,600
Potlatch Corp. Sr. Sub. Note, 10.00%+ ..............        3,325,000            7/15/2011          3,372,481
Tekni Plex Inc. Sr. Sub. Note Series B, 12.75% .....        1,815,000            6/15/2010          1,588,125
Tembec Industries Inc. Sr. Note, 8.50% .............        3,405,000            2/01/2011          3,405,000
                                                                                                 ------------
                                                                                                   19,338,956
                                                                                                 ------------
RETAIL 1.6%
Intertek Finance PLC Sr. Sub. Note
  Series B, 10.25% .................................        4,850,000           11/01/2006          3,904,250
J. Crew Operating Corp. Sr. Sub. Note, 10.375% .....        1,785,000           10/15/2007          1,392,300
                                                                                                 ------------
                                                                                                    5,296,550
                                                                                                 ------------
SERVICES 5.8%
Airgas Inc. Sr Sub. Note, 9.125%+ ..................        3,525,000           10/01/2011          3,595,500
Allied Waste North America Inc. Sr. Sub. Note,
  10.00% ...........................................        4,575,000            8/01/2009          4,575,000
Coinmach Corp. Sr. Note Series D, 11.75% ...........          425,000           11/15/2005            433,500
Iron Mountain Inc. Sr. Sub. Note, 8.625% ...........        2,875,000            4/01/2013          2,932,500
Prime Succession Holdings Inc. Sr. Sub. Note, 14.25%
  (+)[] ............................................          505,002            8/29/2009             75,750
Safety Kleen Corp. Sr. Note, 9.25%(+)[] ............        3,240,000            5/15/2009                389
Safety Kleen Services Inc. Sr. Sub. Note, 9.25%(+)[]        4,085,000            6/01/2008              4,085
Service Corp. International Sr. Note, 6.00% ........        2,450,000           12/15/2005          2,076,375
Stericycle Inc. Sr. Sub. Note Series B, 12.375% ....        1,450,000           11/15/2009          1,551,500
USA Waste Services Inc. Sr. Note, 7.00% ............        3,875,000           10/01/2004          4,073,013
                                                                                                 ------------
                                                                                                   19,317,612
                                                                                                 ------------
SUPERMARKETS/DRUG 0.9%
Stater Brothers Holdings Inc. Sr. Note, 10.75% .....        3,275,000            8/15/2006          3,144,000
                                                                                                 ------------
TECHNOLOGY 1.5%
Celestica International Inc. Sr. Sub. Note Series B,
  10.50% ...........................................        1,665,000           12/31/2006          1,714,950
Fairchild Semiconductor Corp. Sr. Sub. Note, 10.50%         1,075,000            2/01/2009          1,023,938
Flextronics International Ltd. Sr. Note, 9.875% ....        2,250,000            7/01/2010          2,205,000
                                                                                                 ------------
                                                                                                    4,943,888
                                                                                                 ------------
TRANSPORTATION 1.5%
Aran Shipping & Trading SA Note, 8.30%(+) ..........           65,240            1/31/2004                326
First Wave Marine Inc. Sr. Note, 11.00%(+)[]@ ......        3,250,000            2/01/2008            268,125
Westinghouse Air Brake Co. Sr. Note Series B2, 9.375%       4,750,000            6/15/2005          4,726,250
                                                                                                 ------------
                                                                                                    4,994,701
                                                                                                 ------------
UTILITY 5.4%
AES Corp. Sr. Note, 9.375% .........................        1,840,000            9/15/2010          1,775,287
All Star Gas Corp. Sr. Note, 11.00%(+)@ ............        7,450,596            6/30/2003          2,533,203
Calpine Corp. Sr. Note, 7.75% ......................        4,645,000            4/15/2009          4,349,624
Calpine Corp. Sr. Note, 8.50% ......................        6,625,000            2/15/2011          6,430,689
CMS Energy Corp. Note, 7.50% .......................        2,000,000            1/15/2009          1,905,460
International Utility Structures Sub. Note, 13.00%
  (+)@ .............................................        4,006,000            2/01/2008            801,200
                                                                                                 ------------
                                                                                                   17,795,463
                                                                                                 ------------
Total Bonds (Cost $362,575,857) ..........................................................        310,458,703
                                                                                                 ------------

--------------------------------------------------------------------------------------------------
                                                                     SHARES
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS 0.6%
FINANCIAL 0.6%
RB Asset Inc. Pfd. Series A*(+)@ ...............................        110,000       $  2,048,200
                                                                                      ------------
FIXED COMMUNICATIONS 0.0%
ICG Holdings Inc. Exch. Pfd.*>(+) ..............................         12,425              1,242
                                                                                      ------------
Total Preferred Stocks (Cost $36,677,517) ......................                         2,049,442
                                                                                      ------------

COMMON STOCKS & OTHER 0.6%
Cellnet Data Systems Inc. Wts.*(+) .............................          1,500                 15
Central Rents Inc. Com*(+) .....................................          5,250            115,500
e.Spire Communications Inc. Wts.*(+) ...........................          9,500                 95
Empire Gas Corp. Wts.*(+) ......................................          2,760                690
FreedomPay Inc. Com*(+)@ .......................................      3,145,340            534,711
Ionica PLC Wts.*(+) ............................................          9,500                 95
Ladish Inc. Com*(+) ............................................         50,946            328,092
Loehmanns Holdings Inc. Com* ...................................         47,774            346,362
Phase Metrics Inc. Cl. A Com*(+)@ ..............................        809,172            283,210
Powertel Inc. Wts.*(+) .........................................          8,480            296,800
Prime Succession Holdings Inc. Com*(+) .........................        126,249              1,263
Primus Telecommunications Group Wts.*(+) .......................          6,500              2,275
Protection One Inc. Wts.*(+) ...................................         10,400              2,600
Reunion Industries Inc. Com* ...................................          8,341              5,630
Sabreliner Corp. Wts.*(+) ......................................          1,750             17,500
Startec Global Communications Corp. Wts.*(+) ...................          8,545                 85
Town & Country Corp. Cl. A Com*(+) .............................        195,632              1,956
Waxman Industries Inc. Wts.*(+) ................................        236,000              2,360
                                                                                      ------------
Total Common Stocks & Other (Cost $13,823,348) .................                         1,939,239
                                                                                      ------------

-------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY           VALUE
                                                          AMOUNT                 DATE            (NOTE 1)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 4.0%
American Express Credit Corp., 3.18% ...............     $  6,182,000           10/03/2001       $  6,180,908
American Express Credit Corp., 3.20% ...............        5,533,000           10/02/2001          5,532,508
Wells Fargo Financial Inc., 3.15% ..................        1,606,000           10/01/2001          1,606,000
                                                                                                 ------------
Total Commercial Paper (Cost $13,319,416) ................................................         13,319,416
                                                                                                 ------------
Total Investments (Cost $426,396,138) - 98.6% ............................................        327,766,800
Other Assets, Less Liabilities - 1.4% ....................................................          4,689,430
                                                                                                 ------------
Net Assets - 100.0% ......................................................................       $332,456,230
                                                                                                 ============

Federal Income Tax Information (Note 1):
At September 30, 2001, the net unrealized depreciation of
investments based on cost for federal income tax purposes
of $427,305,867 was as follows:
Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost ..........   $  4,706,319
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ........   (104,245,386)
                                                               -------------
                                                               ($ 99,539,067)
                                                               =============

------------------------------------------------------------------------------------------------------------------------
*   Nonincome-producing securities.
>   Payments of income may be made in cash or in the form of additional securities.
[]  Security is in default.
@   Security valued under consistently applied procedures established by the Trustees.
(+) Security restricted as to public resale. At September 30, 2001, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at September 30, 2001 were $96,323,670 and $10,310,498 (3.10% of net assets), respectively.
+   Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 2001 were $54,758,721 and $54,064,501 (16.26% of net assets), respectively.
#   Interest rates on these floating-rate bonds will reset annually or biannually based on the six-month London
    Interbank Offered Rate (LIBOR) plus .8125%.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
September 30, 2001 (Unaudited)

ASSETS
Investments, at value (Cost $426,396,138) (Note 1) .....................  $  327,766,800
Collateral for securities on loan ......................................      72,899,685
Interest and dividends receivable ......................................       8,281,731
Receivable for securities sold .........................................       2,095,824
Receivable for fund shares sold ........................................         151,314
                                                                          --------------
                                                                             411,195,354
LIABILITIES
Payable for collateral received on securities loaned .                        72,899,685
Payable for securities purchased .......................................       2,120,475
Payable to custodian ...................................................       1,118,354
Dividends payable ......................................................         958,650
Payable for fund shares redeemed .......................................         588,014
Accrued transfer agent and shareholder services
  (Note 2) .............................................................         482,814
Accrued management fee (Note 2) ........................................         151,147
Accrued distribution and service fees (Note 2) .........................         106,156
Accrued administration fee (Note 2) ....................................          34,063
Accrued trustees' fees (Note 2) ........................................          28,199
Other accrued expenses .................................................         251,567
                                                                          --------------
                                                                              78,739,124
                                                                          --------------
NET ASSETS                                                                $  332,456,230
                                                                          ==============
Net Assets consist of:
  Distributions in excess of net investment income .....................  $   (2,943,066)
  Unrealized depreciation of investments ...............................     (98,629,338)
  Accumulated net realized loss ........................................    (363,419,477)
  Paid-in capital ......................................................     797,448,111
                                                                          --------------
                                                                          $  332,456,230
                                                                          ==============
Net Asset Value and redemption price per share of
  Class A shares ($212,880,053 / 66,604,870 shares) ....................           $3.20
                                                                                   =====
Maximum Offering Price per share of Class A shares ($3.20 / 0.955) .....           $3.35
                                                                                   =====
Net Asset Value and offering price per share of Class B(1) shares
  ($23,449,672 / 7,407,617 shares)* ....................................           $3.17
                                                                                   =====
Net Asset Value and offering price per share of Class B shares
  ($84,006,455 / 26,469,808 shares)* ...................................           $3.17
                                                                                   =====
Net Asset Value and offering price per share of Class C shares
  ($9,275,506 / 2,920,905 shares)* .....................................           $3.18
                                                                                   =====
Net Asset Value, offering price and redemption price per share of Class
  S shares ($2,844,544 / 896,531 shares) ...............................           $3.17
                                                                                   =====
----------------------------------------------------------------------------------------
 * Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
** Includes securities on loan valued at $70,474,417.

The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the six months ended September 30, 2001 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $2,608 (Note 1) .............  $  16,574,494
Dividends .....................................................        382,287
                                                                 -------------
                                                                    16,956,781
EXPENSES
Management fee (Note 2) .......................................      1,113,031
Transfer agent and shareholder services (Note 2) ..............        690,538
Legal fees ....................................................         91,436
Custodian fee .................................................         78,106
Administration fee (Note 2) ...................................         68,427
Reports to shareholders .......................................         54,717
Distribution and service fees - Class A (Note 4) ..............        352,054
Distribution and service fees - Class B(1) (Note 4) ...........        127,042
Distribution and service fees - Class B (Note 4) ..............        485,190
Distribution and service fees - Class C (Note 4) ..............         53,102
Audit fee .....................................................         39,540
Trustees' fees (Note 2) .......................................         16,287
Miscellaneous .................................................          5,950
                                                                 -------------
                                                                     3,175,420
Fees paid indirectly (Note 2) .................................        (42,486)
                                                                 -------------
                                                                     3,132,934
                                                                 -------------
Net investment income .........................................     13,823,847
                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments ..............................    (95,800,716)
Change in unrealized appreciation of investments ..............     64,735,856
                                                                 -------------
Net loss on investments .......................................    (31,064,860)
                                                                 -------------
Net decrease in net assets resulting from operations ..........  ($ 17,241,013)
                                                                 =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                               YEAR ENDED           SEPTEMBER 30, 2001
                                                             MARCH 31, 2001            (UNAUDITED)
------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations:
Net investment income ....................................   $  58,591,277             $ 13,823,847
Net realized loss on investments and foreign currency ....    (212,720,918)             (95,800,716)
Change in unrealized appreciation (depreciation) of
  investments ............................................      (6,449,031)              64,735,856
                                                             -------------             ------------
Net decrease resulting from
  operations .............................................    (160,578,672)             (17,241,013)
                                                             -------------             ------------
Dividends from net investment income:
  Class A ................................................     (37,794,242)              (9,325,482)
  Class B(1) .............................................      (3,056,221)                (929,963)
  Class B ................................................     (15,750,753)              (3,547,862)
  Class C ................................................      (1,747,725)                (389,545)
  Class S ................................................      (1,924,834)                (134,238)
                                                             -------------             ------------
                                                               (60,273,775)             (14,327,090)
                                                             -------------             ------------
Net decrease from fund share
  transactions (Note 5) ..................................    (208,704,751)             (46,175,037)
                                                             -------------             ------------
Total decrease in net assets .............................    (429,557,198)             (77,743,140)
                                                             -------------             ------------
NET ASSETS
Beginning of period ......................................     839,756,568              410,199,370
                                                             -------------             ------------
End of period (including undistributed
  (overdistributed) net investment income of $922,643 and
  ($2,943,066), respectively) ............................   $ 410,199,370             $332,456,230
                                                             =============             ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2001

NOTE 1
State Street Research High Income Fund is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust on December 23, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research High Income Fund and State Street Research Strategic Growth & Income Fund.

The investment objective of the fund is to seek, primarily, high current income and, secondarily, capital appreciation, from investments in fixed income securities. In selecting investments for the fund, the investment manager seeks to identify those fixed income securities which it believes will not involve undue risk. Certain of the fund's investments, however, may be considered predominantly speculative.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc., and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized for financial reporting purposes (see "Change in Accounting Principle" note). Certain fixed income and preferred securities held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

E. DIVIDENDS
Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily caused by differing treatment of accrued interest on defaulted bonds and premium amortization on fixed income securities.

F. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At March 31, 2001, the fund had a capital loss carryforward of $103,081,395 available, to the extent provided in regulations, to offset future capital gains, if any, of which $44,962,273 and $58,119,122 expire on March 31, 2008 and 2009.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2000 through March 31, 2001, the fund incurred net capital losses of approximately $163,712,000 and intends to defer and treat such losses as arising in the fiscal year ended March 31, 2002.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At September 30, 2001, the value of the securities loaned and the value of collateral were $70,474,417 and $72,899,685, respectively. All cash collateral was invested in State Street Navigator Securities Lending Prime Portfolio. During the six months ended September 30, 2001, income from securities lending amounted to $76,474 and is included in interest income.

I. CHANGE IN ACCOUNTING PRINCIPLE
Effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on all fixed-income securities. Prior to April 1, 2001, the fund did not amortize premiums on fixed income securities. The cumulative effect of this accounting change had no impact on the fund's total net assets, but resulted in a $3,362,466 reduction in cost of securities and a $3,362,466 decrease in undistributed net investment income, based on securities held by the fund on April 1, 2001.

The effect of this change for the six months ended September 30, 2001 was to decrease net investment income by $1,531,701, decrease net unrealized appreciation by $2,940,888 and decrease net realized losses by $4,472,589. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the first $500 million of net assets, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2001, the fees pursuant to such agreement amounted to $1,113,031.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended September 30, 2001, the amount of such expenses was $248,127.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended September 30, 2001, the fund's transfer agent fees were reduced by $42,486 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,287 during the six months ended September 30, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2001, the amount of such expenses was $68,427.

NOTE 3

For the six months ended September 30, 2001, purchases and sales of securities, exclusive of short-term investments, aggregated $180,299,668 and $218,078,161, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule
12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2001, fees pursuant to such plans amounted to $352,054, $127,042, $485,190 and $53,102 for Class
A, Class B(1), Class B and Class C shares, respectively.

The fund has been informed that the distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $11,885 and $71,488, respectively, on sales of Class A shares of the fund during the six months ended September 30, 2001, and that MetLife Securities, Inc. earned commissions aggregating $46,451 on sales of Class B(1) shares and that the distributor collected contingent deferred sales charges aggregating $28,679 and $34,114 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $.001 par value per share.

These transactions break down by share class as follows:

                                                                             SIX MONTHS ENDED
                                          YEAR ENDED                        SEPTEMBER 30, 2001
                                        MARCH 31, 2001                         (UNAUDITED)
                             ------------------------------------  ------------------------------------
CLASS A                           SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...............       16,726,836       $  69,454,721         8,346,546       $  28,123,554
Issued upon reinvestment of
dividends .................        5,790,347          24,237,295         1,825,210           6,081,878
Shares redeemed ...........      (47,766,182)       (200,861,737)      (17,544,975)        (59,062,660)
                                 -----------       -------------       -----------       -------------
Net decrease ..............      (25,248,999)     ($ 107,169,721)       (7,373,219)     ($  24,857,228)
                                 ===========       =============       ===========       =============

CLASS B(1)                        SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...............        2,904,705       $  12,200,781           584,972       $   1,930,485
Issued upon reinvestment of
  dividends ...............          407,343           1,673,418           149,978             495,219
Shares redeemed ...........       (2,549,620)        (10,716,854)       (1,282,581)         (4,267,724)
                                 -----------       -------------       -----------       -------------
Net increase (decrease)....          762,428       $   3,157,345          (547,631)     ($   1,842,020)
                                 ===========       =============       ===========       =============

CLASS B                           SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...............        1,294,151       $   5,724,967           216,000       $     721,084
Issued upon reinvestment of
  dividends ...............        2,019,084           8,416,153           586,982           1,942,438
Shares redeemed ...........      (17,598,472)        (74,665,190)       (6,035,174)        (20,122,621)
                                 -----------       -------------       -----------       -------------
Net decrease ..............      (14,285,237)     ($  60,524,070)       (5,232,192)     ($  17,459,099)
                                 ===========       =============       ===========       =============

CLASS C                           SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...............          591,465       $   2,580,460           123,254       $     411,879
Issued upon reinvestment of
  dividends ...............          191,717             793,016            42,315             140,211
Shares redeemed ...........       (2,552,622)        (10,919,180)         (680,561)         (2,270,794)
                                 -----------       -------------       -----------       -------------
Net decrease ..............       (1,769,440)     ($   7,545,704)         (514,992)     ($   1,718,704)
                                 ===========       =============       ===========       =============

CLASS S                           SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...............          661,676       $   2,869,461           922,254       $   3,069,349
Issued upon reinvestment of
  dividends ...............          388,361           1,760,173            34,329             113,486
Shares redeemed ...........       (9,184,990)        (41,252,235)       (1,053,132)         (3,480,821)
                                 -----------       -------------       -----------       -------------
Net decrease ..............       (8,134,953)     ($  36,622,601)          (96,549)     ($     297,986)
                                 ===========       =============       ===========       =============
-------------------------------------------------------------------------------------------------------

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                             CLASS A
                               ----------------------------------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                                 SIX MONTHS ENDED
                               -------------------------------------------------------------------------     SEPTEMBER 30, 2001
                                  1997(a)          1998(a)         1999(a)        2000(a)        2001(a)      (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                      5.95            6.01            6.62            5.65            5.05                 3.48
                                  ----            ----            ----            ----            ----                 ----
  Net investment income ($)       0.59            0.58            0.58            0.52            0.43                 0.13
  Net realized and unrealized
    gain (loss) on
    investments, foreign
    currency and forward
    contracts ($)                (0.01)           0.63           (0.80)          (0.60)          (1.57)               (0.28)
                                  ----            ----            ----            ----            ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.58            1.21           (0.22)          (0.08)          (1.14)               (0.15)
                                  ----            ----            ----            ----            ----                 ----
  Dividends from net
    investment income ($)        (0.52)          (0.60)          (0.58)          (0.52)          (0.43)               (0.13)
  Distribution from capital
    gains ($)                      --              --            (0.09)            --              --                   --
  Distribution in excess of
    capital gains ($)              --              --            (0.08)            --              --                   --
                                  ----            ----            ----            ----            ----                 ----
TOTAL DISTRIBUTIONS ($)          (0.52)          (0.60)          (0.75)          (0.52)          (0.43)               (0.13)
                                  ----            ----            ----            ----            ----                 ----
NET ASSET VALUE, END OF
  PERIOD ($)                      6.01            6.62            5.65            5.05            3.48                 3.20
                                  ====            ====            ====            ====            ====                 ====
Total return (%)(b)              10.30           20.98           (3.19)          (1.65)         (23.51)               (4.28)(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                658,413         718,705         648,217         501,042         257,702              212,880
Expense ratio (%)                 1.10            1.10            1.06            1.12            1.30                 1.46(d)
Expense ratio after expense
  reductions (%)                  1.10            1.10            1.05            1.11            1.29                 1.44(d)
Ratio of net investment
  income to average net assets
  (%)                             9.70            9.10            9.63            9.50           10.15                 7.70(d)
Portfolio turnover rate (%)      81.75           70.53           53.46           50.49           52.96                51.73

                                                                             CLASS B(1)
                                         ----------------------------------------------------------------------------
                                                       YEARS ENDED MARCH 31                        SIX MONTHS ENDED
                                         -------------------------------------------------        SEPTEMBER 30, 2001
                                          1999(a)(e)            2000(a)            2001(a)         (UNAUDITED)(a)(f)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                                    5.62                5.62                5.01                     3.45
                                                ----                ----                ----                     ----
  Net investment income ($)                     0.12                0.47                0.40                     0.12
  Net realized and unrealized
    gain (loss) on investments,
    foreign currency and forward
    contracts ($)                               0.01               (0.60)              (1.55)                   (0.28)
                                                ----                ----                ----                     ----
TOTAL FROM INVESTMENT OPERATIONS ($)            0.13               (0.13)              (1.15)                   (0.16)
                                                ----                ----                ----                     ----
  Dividends from net investment
    income ($)                                 (0.13)              (0.48)              (0.41)                   (0.12)
                                                ----                ----                ----                     ----
TOTAL DISTRIBUTIONS ($)                        (0.13)              (0.48)              (0.41)                   (0.12)
                                                ----                ----                ----                     ----
NET ASSET VALUE, END OF PERIOD ($)              5.62                5.01                3.45                     3.17
                                                ====                ====                ====                     ====
Total return (%)(b)                             2.25(c)            (2.57)             (24.03)                   (4.66)(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                                  12,732              36,038              27,472                   23,450
Expense ratio (%)                               1.74(d)             1.87                2.00                     2.16(d)
Expense ratio after expense
  reductions (%)                                1.73(d)             1.86                1.99                     2.14(d)
Ratio of net investment income to
  average net assets (%)                        8.81(d)             8.76                9.62                     7.00(d)
Portfolio turnover rate (%)                    53.46               50.49               52.96                    51.73
---------------------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.
(f) Effective April 1, 2001, the Fund has adopted the provisions on the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized loss per share by $.01, and decrease the ratio of net investment income to average net assets by 0.83%. The financial highlights for periods prior to April 1, 2001 have not been restated for this change in policy.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                             CLASS B
                               ------------------------------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                                 SIX MONTHS ENDED
                               -------------------------------------------------------------------------     SEPTEMBER 30, 2001
                                  1997(a)          1998(a)         1999(a)        2000(a)        2001(a)      (UNAUDITED)(a)(f)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                      5.93            5.98            6.58            5.62            5.02                 3.46
                                  ----            ----            ----            ----            ----                 ----
  Net investment income ($)       0.55            0.53            0.53            0.47            0.40                 0.12
  Net realized and unrealized
    gain (loss) on
    investments, foreign
    currency and forward
    contracts ($)                (0.02)           0.62           (0.79)          (0.59)          (1.55)               (0.29)
                                  ----            ----            ----            ----            ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.53            1.15           (0.26)          (0.12)          (1.15)               (0.17)
                                  ----            ----            ----            ----            ----                 ----
  Dividends from net
    investment income ($)        (0.48)          (0.55)          (0.53)          (0.48)          (0.41)               (0.12)
  Distribution from capital
    gains ($)                      --              --            (0.09)            --              --                   --
  Distribution in excess of
    capital gains ($)              --              --            (0.08)            --              --                   --
                                  ----            ----            ----            ----            ----                 ----
TOTAL DISTRIBUTIONS ($)          (0.48)          (0.55)          (0.70)          (0.48)          (0.41)               (0.12)
                                  ----            ----            ----            ----            ----                 ----
NET ASSET VALUE, END OF
  PERIOD ($)                      5.98            6.58            5.62            5.02            3.46                 3.17
                                  ====            ====            ====            ====            ====                 ====
Total return (%)(b)               9.35           20.02           (3.77)          (2.38)         (23.98)               (4.94)(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                259,077         345,797         336,420         230,786         109,691               84,006
Expense ratio (%)                 1.85            1.85            1.81            1.87            2.00                 2.16(d)
Expense ratio after expense
  reductions (%)                  1.85            1.85            1.80            1.86            1.99                 2.14(d)
Ratio of net investment
  income to average net assets
  (%)                             9.01            8.36            8.90            8.76            9.41                 6.99(d)
Portfolio turnover rate (%)      81.75           70.53           53.46           50.49           52.96                51.73

                                                                             CLASS C
                               ----------------------------------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                                 SIX MONTHS ENDED
                               -------------------------------------------------------------------------     SEPTEMBER 30, 2001
                                  1997(a)          1998(a)         1999(a)        2000(a)        2001(a)      (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                      5.93            5.99            6.59            5.63            5.02                 3.46
                                  ----            ----            ----            ----            ----                 ----
  Net investment income ($)       0.54            0.53            0.53            0.48            0.40                 0.12
  Net realized and unrealized
    gain (loss) on
    investments, foreign
    currency and forward
    contracts ($)                (0.00)           0.62           (0.79)          (0.61)          (1.55)               (0.28)
                                  ----            ----            ----            ----            ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.54            1.15           (0.26)          (0.13)          (1.15)               (0.16)
                                  ----            ----            ----            ----            ----                 ----
  Dividends from net
    investment income ($)        (0.48)          (0.55)          (0.53)          (0.48)          (0.41)               (0.12)
  Distribution from capital
    gains ($)                      --              --            (0.09)            --              --                   --
  Distribution in excess of
    capital gains ($)              --              --            (0.08)            --              --                   --
                                  ----            ----            ----            ----            ----                 ----
TOTAL DISTRIBUTIONS ($)          (0.48)          (0.55)          (0.70)          (0.48)          (0.41)               (0.12)
                                  ----            ----            ----            ----            ----                 ----
NET ASSET VALUE, END OF
  PERIOD ($)                      5.99            6.59            5.63            5.02            3.46                 3.18
                                  ====            ====            ====            ====            ====                 ====
Total return (%)(b)               9.52           19.99           (3.76)          (2.57)         (23.98)               (4.64)(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                 28,488          34,586          40,342          26,154          11,896                9,276
Expense ratio (%)                 1.85            1.85            1.81            1.87            2.00                 2.16(d)
Expense ratio after expense
  reductions (%)                  1.85            1.85            1.80            1.86            1.99                 2.14(d)
Ratio of net investment
  income to average net assets
  (%)                             9.09            8.35            8.91            8.77            9.40                 7.03(d)
Portfolio turnover rate (%)      81.75           70.53           53.46           50.49           52.96                51.73
-----------------------------------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e)January 1, 1999 (commencement of share class) to March 31, 1999.
(f) Effective April 1, 2001, the Fund has adopted the provisions on the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized loss per share by $.01, and decrease the ratio of net investment income to average net assets by 0.83%. The financial highlights for periods prior to April 1, 2001 have not been restated for this change in policy.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             CLASS S
                               ----------------------------------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                                 SIX MONTHS ENDED
                               -------------------------------------------------------------------------     SEPTEMBER 30, 2001
                                  1997(a)          1998(a)         1999(a)        2000(a)        2001(a)      (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                      5.92            5.98            6.58            5.61            5.01                 3.46
                                  ----            ----            ----            ----            ----                 ----
  Net investment income ($)       0.61            0.59            0.58            0.53            0.41                 0.14

  Net realized and unrealized
    gain (loss) on
    investments, foreign
    currency and forward
    contracts ($)                (0.01)           0.63           (0.79)          (0.60)          (1.51)               (0.29)
                                  ----            ----            ----            ----            ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.60            1.22           (0.21)          (0.07)          (1.10)               (0.15)
                                  ----            ----            ----            ----            ----                 ----
  Dividends from net
    investment income ($)        (0.54)          (0.62)          (0.59)          (0.53)          (0.45)               (0.14)

  Distribution from capital
    gains ($)                      --              --            (0.09)            --              --                   --

  Distribution in excess of
    capital gains ($)              --              --            (0.08)            --              --                   --
                                  ----            ----            ----            ----            ----                 ----
TOTAL DISTRIBUTIONS ($)          (0.54)          (0.62)          (0.76)          (0.53)          (0.45)               (0.14)
                                  ----            ----            ----            ----            ----                 ----
NET ASSET VALUE, END OF
  PERIOD ($)                      5.98            6.58            5.61            5.01            3.46                 3.17
                                  ====            ====            ====            ====            ====                 ====
Total return (%)(b)              10.63           21.22           (2.97)          (1.41)         (23.06)               (4.46)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period
  ($ thousands)                  6,255           7,860          48,384          45,737           3,438                2,845

Expense ratio (%)                 0.85            0.85            0.81            0.87            1.00                 1.16(d)

Expense ratio after expense
  reductions (%)                  0.85            0.85            0.80            0.86            0.99                 1.14(d)

Ratio of net investment
  income to average net assets
  (%)                            10.04            9.36           10.00            9.81           10.40                 8.22(d)

Portfolio turnover rate (%)      81.75           70.53           53.46           50.49           52.96                51.73
-----------------------------------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.
(f) Effective April 1, 2001, the Fund has adopted the provisions on the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized loss per share by $.01, and decrease the ratio of net investment income to average net assets by 0.83%. The financial highlights for periods prior to April 1, 2001 have not been restated for this change in policy.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
HIGH INCOME FUND                           Chairman of the Board                  Chairman of the Board,
One Financial Center                       President and Chief Executive          President, Chief Executive
Boston, MA 02111                           Officer                                Officer and Director,
                                                                                  State Street Research
INVESTMENT ADVISER                         DONALD G. DEVEUVE                      & Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       ROSALINA FELICIANO                     BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board,
                                                                                  Chief Executive Officer
DISTRIBUTOR                                JOHN H. KALLIS                         and President,
State Street Research                      Vice President                         PictureTel Corporation
Investment Services, Inc.
One Financial Center                       JOHN S. LOMBARDO
Boston, MA 02111                           Vice President                         STEVE A. GARBAN
                                                                                  Former Senior Vice President
SHAREHOLDER SERVICES                       MARK A. MARINELLA                      for Finance and Operations and
State Street Research                      Vice President                         Treasurer, The Pennsylvania
Service Center                                                                    State University
P.O. Box 8408                              JAMES M. WEISS
Boston, MA 02266-8408                      Vice President
1-87-SSR-FUNDS (1-877-773-8637)                                                   DEAN O. MORTON
                                           DOUGLAS A. ROMICH                      Former Executive Vice President,
CUSTODIAN                                  Treasurer                              Chief Operating Officer and
State Street Bank and                                                             Director, Hewlett-Packard Company
Trust Company                              EDWARD T. GALLIVAN, JR.
225 Franklin Street                        Assistant Treasurer
Boston, MA 02110                                                                  SUSAN M. PHILLIPS
                                           FRANCIS J. MCNAMARA, III               Dean, School of Business and
LEGAL COUNSEL                              Secretary and General Counsel          Public Management, George
Goodwin Procter LLP                                                               Washington University; former
Exchange Place                             DARMAN A. WING                         Member of the Board of Governors
Boston, MA 02109                           Assistant Secretary and                of the Federal Reserve System and
                                           Assistant General Counsel              Chairman and Commissioner of
                                                                                  the Commodity Futures Trading
                                           SUSAN E. BREEN                         Commission
                                           Assistant Secretary

                                           AMY L. SIMMONS                         TOBY ROSENBLATT
                                           Assistant Secretary                    President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology


STATE STREET RESEARCH HIGH INCOME FUND                       -----------------
One Financial Center                                             PRSRT STD
Boston, MA 02111                                                   AUTO
                                                             U.S. POSTAGE PAID
                                                               HOLLISTON, MA
                                                                 PERMIT #20
                                                             -----------------




QUESTIONS? COMMENTS?

E-MAIL us at:
    info@ssrfunds.com

VISIT us on the Internet at:
    www.ssrfunds.com

CALL us at 1-87-SSR-FUNDS (1-877-773-8637)
    Hearing-impaired 1-800-676-7876
    Chinese and Spanish-speaking 1-888-638-3193

WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research High Income Fund prospectus.

When used after December 31, 2001, this report must be accompanied by the most recent Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp1102)SSR-LD                                     HI-2658-1101

--------------------------------------------------------------------------------
                              STATE STREET RESEARCH
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         STRATEGIC GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                      SEMIANNUAL REPORT
                      September 30, 2001

--------------------------------------------------------------------------------
                      WHAT'S INSIDE
--------------------------------------------------------------------------------

                      INVESTMENT UPDATE

                      About the Fund
                      Economy and Markets

                      FUND INFORMATION

                      Facts and Figures

                      PLUS, COMPLETE PORTFOLIO HOLDINGS
                      AND FINANCIAL STATEMENTS


                                                              [DALBAR LOGO]
                                                              For Excellence
                                                                    in
                                                                 Service

[Logo]STATE STREET RESEARCH

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The unprecedented terrorist attacks on September 11 further damaged an already weak U.S. economy.
o Monetary policy is now in full anti-recession stance. Weak consumer and business spending, surging unemployment, falling consumer sentiment, large U.S. stock losses and a decline in manufacturing have prompted the Federal Reserve Board to continue to lower interest rates.
o The Fed cut the federal funds rate five times during the period, from 5.00% to 3.00%--the lowest in more than seven years.

THE MARKETS
o The stock market lost ground on all fronts, with the S&P 500 Index returning -9.68% for the six-month period ending September 2001.(1)
o The yield on the 10-year Treasury bond moved up and down during the period, but closed at 4.59%--below where it started--as a result of fears that the Federal Reserve's extreme liquidity pumping would spark inflation.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2001, Class A shares of State Street Research Strategic Growth & Income Fund returned -6.91% (does not reflect sales charge).(2) That was less than the Lipper Flexible Portfolio Funds Average, which returned -5.93% for the same period.(1)
o Prior to September 11, the fund was ahead of the S&P 500 Index. Investments in the insurance, airline, hotel, and gaming industries hurt results following the terrorist attacks.
o On the bond side, high-yield bonds and emerging market debt both detracted from performance. However, high-grade bonds and nondollar bonds benefited as central banks worldwide cut interest rates during the second half of the period. Eurobond positions also performed well as the euro strengthened against the dollar.

CURRENT STRATEGY
o We expect growth-oriented stocks to eventually lead the market forward. We are moving the portfolio from an underweighted equity positon to a more balanced one.
o We are slightly overweighting growth stocks and underweighting international stocks.
o On the fixed income side, we are emphasizing nondollar bonds and cutting back on high-grade debt.

September 30, 2001

(1)The S&P 500 Index (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Flexible Portfolio Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2)-7.26% for Class B(1) shares; -7.17% for Class B shares; -7.26% for Class C shares; -6.77% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(4)Performance reflects up to a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charges, where applicable.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2001)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (at maximum applicable sales charge)(3)(4)
-------------------------------------------------------------------------
                      10 YEARS            5 YEARS               1 YEAR
-------------------------------------------------------------------------
Class A                 9.62%              6.65%                -14.04%
-------------------------------------------------------------------------
Class B(1)              9.59%              6.88%                -13.73%
-------------------------------------------------------------------------
Class B                 9.60%              6.88%                -13.68%
-------------------------------------------------------------------------
Class C                 9.59%              7.14%                -10.23%
-------------------------------------------------------------------------
Class S                10.50%              8.19%                 -8.51%
-------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)
-------------------------------------------------------------------------
                      10 YEARS            5 YEARS               1 YEAR
-------------------------------------------------------------------------
Class A                10.27%              7.92%                 -8.79%
-------------------------------------------------------------------------
Class B(1)              9.59%              7.14%                 -9.43%
-------------------------------------------------------------------------
Class B                 9.60%              7.14%                 -9.37%
-------------------------------------------------------------------------
Class C                 9.59%              7.14%                 -9.37%
-------------------------------------------------------------------------
Class S                10.50%              8.19%                 -8.51%
-------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)

Equities          57%
Bonds             39%
Net Cash           4%

TOP FIVE EQUITY INDUSTRIES
(by percentage of net assets)

Drugs & Biotechnology                   4.6%
Insurance                               4.4%
Commercial Services                     3.6%
Communications Media & Entertainment    2.9%
Banks and Savings & Loans               2.9%

Total: 18.4%

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2001 (Unaudited)

--------------------------------------------------------------------------------------------------
                                                                                       VALUE
                                                                      SHARES          (NOTE 1)
--------------------------------------------------------------------------------------------------
EQUITY SECURITIES 56.7%
AUTOMOBILES & TRANSPORTATION 1.6%
AIR TRANSPORT 0.4%
AMR Corp.* ......................................................       135,900       $  2,601,126
                                                                                      ------------
AUTOMOTIVE PARTS 0.8%
Delphi Automotive Systems Corp. .................................       262,900          3,089,075
Navistar International Corp.* ...................................        47,000          1,327,750
                                                                                      ------------
                                                                                         4,416,825
                                                                                      ------------
TRUCKERS 0.4%
CNF Transportation Inc.   .......................................       116,200          2,652,846
                                                                                      ------------
Total Automobiles & Transportation ..............................                        9,670,797
                                                                                      ------------
CONSUMER DISCRETIONARY 14.6%
ADVERTISING AGENCIES 1.0%
Interpublic Group of Companies, Inc.   ..........................       126,600          2,582,640
Valassis Communications Inc.* ...................................        99,050          3,160,685
                                                                                      ------------
                                                                                         5,743,325
                                                                                      ------------
CASINOS/GAMBLING, HOTEL/MOTEL 1.9%
Anchor Gaming* ..................................................        15,200            630,800
Harrah's Entertainment Inc.* ....................................       108,200          2,922,482
Hilton Hotels Corp. .............................................       349,200          2,741,220
International Game Technology Inc.* .............................       120,092          5,103,910
                                                                                      ------------
                                                                                        11,398,412
                                                                                      ------------
COMMERCIAL SERVICES 3.6%
Cendant Corp.* ..................................................       650,900          8,331,520
Corporate Executive Board Co.* ..................................        44,600          1,163,168
Hotel Reservations Network Inc. Cl. A* ..........................        17,100            388,854
Manpower Inc. ...................................................        93,200          2,453,956
Maximus Inc.* ...................................................        36,900          1,466,037
Protection One Inc. Wts.*(+) ....................................           800                200
Republic Services Inc.* .........................................       147,700          2,392,740
Tech Data Corp.* ................................................        28,700          1,087,730
Tetra Tech Inc.* ................................................        58,300          1,288,430
Viad Corp. ......................................................       147,300          2,825,214
                                                                                      ------------
                                                                                        21,397,849
                                                                                      ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 2.9%
AOL Time Warner Inc.* ...........................................       101,510          3,359,981
Clear Channel Communications Inc.* ..............................        81,000          3,219,750
Cox Radio Inc. Cl. A* ...........................................        68,200          1,375,594
Gemstar International Group Ltd.* ...............................       172,310          3,396,230
General Motors Corp. Cl. H* .....................................       252,650          3,367,825
Hispanic Broadcasting Corp.* ....................................        65,400          1,052,940
USA Networks Inc.* ..............................................        79,800          1,434,804
                                                                                      ------------
                                                                                        17,207,124
                                                                                      ------------
CONSUMER PRODUCTS 0.3%
Oakley Inc.* ....................................................       139,500          1,750,725
                                                                                      ------------
CONSUMER SERVICES 0.2%
Career Education Corp.* .........................................        23,000          1,265,000
Central Rents Inc.*(+) ..........................................           250              5,500
Prime Succession Holdings Inc.*(+) ..............................         6,312                 63
                                                                                      ------------
                                                                                         1,270,563
                                                                                      ------------
HOUSEHOLD FURNISHINGS 1.0%
Black & Decker Corp.   ..........................................        83,800          2,614,560
Newell Rubbermaid Inc. ..........................................       135,100          3,068,121
                                                                                      ------------
                                                                                         5,682,681
                                                                                      ------------
LEISURE TIME 0.4%
Royal Caribbean Cruises Ltd. ....................................       217,600          2,334,848
                                                                                      ------------
PRINTING & PUBLISHING 0.3%
Reader's Digest Association Inc. Cl. A* .........................        79,500          1,462,005
Sullivan Holdings Inc.*(+)# .....................................           149             74,093
                                                                                      ------------
                                                                                         1,536,098
                                                                                      ------------
RESTAURANTS 0.3%
Darden Restaurants Inc. .........................................        72,900          1,913,625
                                                                                      ------------
RETAIL 2.7%
Ann Taylor Stores Corp.* ........................................        22,100            484,432
Bed Bath & Beyond Inc.* .........................................       153,720          3,913,711
Circuit City Stores Inc. ........................................       166,600          1,999,200
Delia's Inc.* ...................................................       120,300            642,402
Federated Department Stores Inc.* ...............................        86,200          2,430,840
Fisher Scientific International Inc.* ...........................        34,300            871,220
Linens 'n Things Inc.* ..........................................        34,800            646,584
Loehmanns Holdings Inc.* ........................................         2,369             17,175
Pier 1 Imports Inc. .............................................        45,300            375,990
Staples Inc.* ...................................................       222,300          2,961,036
TJX Companies Inc.   ............................................        36,000          1,184,400
                                                                                      ------------
                                                                                        15,526,990
                                                                                      ------------
Total Consumer Discretionary ....................................                       85,762,240
                                                                                      ------------
CONSUMER STAPLES 0.0%
DRUG & GROCERY STORE CHAINS 0.0%
Pathmark Stores Inc.* ...........................................         2,667             63,475
                                                                                      ------------
FOODS 0.0%
Aurora Foods Inc.* ..............................................         6,199             24,734
                                                                                      ------------
Total Consumer Staples ..........................................                           88,209
                                                                                      ------------
FINANCIAL SERVICES 10.2%
BANKS & SAVINGS & LOAN 2.9%
Bank of New York Company, Inc.   ................................        92,630          3,242,050
Boston Private Financial Holdings Inc. ..........................        37,900            739,429
Comerica Inc. ...................................................        62,200          3,445,880
Goldman Sachs Group Inc.   ......................................        76,400          5,451,140
Investors Financial Services Co.   ..............................        12,800            737,792
Mercantile Bankshares Corp. .....................................        42,300          1,679,310
New York Community Bancorp Inc. .................................        64,450          1,495,884
RB Asset Inc. Pfd. Series A*(+)# ................................        20,000            372,400
                                                                                      ------------
                                                                                        17,163,885
                                                                                      ------------
INSURANCE 4.4%
ACE Limited .....................................................       137,200          3,960,964
Partnerre Ltd.* .................................................        14,600            687,660
Saint Paul Companies, Inc. ......................................       229,550          9,462,051
XL Capital Ltd. Cl. A ...........................................       149,131         11,781,349
                                                                                      ------------
                                                                                        25,892,024
                                                                                      ------------
MISCELLANEOUS FINANCIAL 1.9%
Ambac Financial Group, Inc. .....................................        60,150          3,290,807
Capital One Financial Corp. .....................................        15,900            731,877
Citigroup, Inc. .................................................        90,090          3,648,645
MGIC Investment Corp.   .........................................        48,700          3,182,058
                                                                                      ------------
                                                                                        10,853,387
                                                                                      ------------
SECURITIES BROKERAGE & SERVICES 1.0%
Investment Technology Group* ....................................        16,000            887,840
Lehman Brothers Holdings Inc. ...................................        45,400          2,580,990
Stilwell Financial Inc.   .......................................       120,500          2,349,750
                                                                                      ------------
                                                                                         5,818,580
                                                                                      ------------
Total Financial Services ........................................                       59,727,876
                                                                                      ------------
HEALTHCARE 6.0%
DRUGS & BIOTECHNOLOGY 4.6%
Biogen Inc.* ....................................................       145,170          8,068,549
Genzyme Corp.* ..................................................       110,500          5,018,910
ICN Pharmaceuticals Inc.   ......................................       119,900          3,159,365
Inhale Therapeutic Systems Inc.* ................................       179,040          2,381,232
Invitrogen Corp.* ...............................................        16,900          1,111,344
Pharmacia Corp.   ...............................................       124,270          5,040,391
Priority Healthcare Corp. Cl. B* ................................        82,500          1,980,000
                                                                                      ------------
                                                                                        26,759,791
                                                                                      ------------
HEALTHCARE FACILITIES 0.7%
Laboratory Corp. of America Holdings* ...........................        27,000          2,182,950
Triad Hospitals Inc.* ...........................................        49,600          1,755,840
                                                                                      ------------
                                                                                         3,938,790
                                                                                      ------------
HEALTHCARE SERVICES 0.7%
Advance PCS* ....................................................        15,800          1,134,124
Caremark Rx Inc.* ...............................................       108,400          1,808,112
Province Healthcare Co.* ........................................        39,400          1,447,556
                                                                                      ------------
                                                                                         4,389,792
                                                                                      ------------
Total Healthcare ................................................                       35,088,373
                                                                                      ------------
INTEGRATED OILS 0.5%
INTEGRATED DOMESTIC 0.5%
Unocal Corp. ....................................................        89,100          2,895,750
                                                                                      ------------
Total Integrated Oils ...........................................                        2,895,750
                                                                                      ------------
MATERIALS & PROCESSING 3.0%
BUILDING & CONSTRUCTION 0.0%
Waxman Industries Inc. Wts.*(+) .................................        29,500                295
                                                                                      ------------
CHEMICALS 0.7%
Reunion Industries Inc.* ........................................           595                402
Rohm & Haas Co. .................................................        89,500          2,932,020
Wilson Greatbatch Technologies Inc.* ............................        48,100          1,409,330
                                                                                      ------------
                                                                                         4,341,752
                                                                                      ------------
CONTAINERS & PACKAGING 0.3%
Mobile Mini Inc.* ...............................................        59,600          1,547,216
                                                                                      ------------
DIVERSIFIED MANUFACTURING 0.5%
American Standard Companies Inc.* ...............................        44,300          2,436,500
Ball Corp.   ....................................................        12,000            718,800
                                                                                      ------------
                                                                                         3,155,300
                                                                                      ------------
PAPER & FOREST PRODUCTS 0.3%
Westvaco Corp. ..................................................        68,600          1,763,020
                                                                                      ------------
STEEL 1.2%
Alaska Steel Holding Corp.* .....................................       244,500          2,066,025
Allegheny Technologies Inc. .....................................       156,900          2,091,477
Harsco Corp. ....................................................        94,800          2,631,648
                                                                                      ------------
                                                                                         6,789,150
                                                                                      ------------
Total Materials & Processing ....................................                       17,596,733
                                                                                      ------------
OTHER 0.5%
MULTI-SECTOR 0.5%
SPX Corp.* ......................................................        32,400          2,685,960
                                                                                      ------------
Total Other .....................................................                        2,685,960
                                                                                      ------------
OTHER ENERGY 2.9%
OIL & GAS PRODUCERS 1.9%
Anadarko Petroleum Corp. ........................................       132,705          6,380,456
Ocean Energy Inc.   .............................................       173,200          2,823,160
Spinnaker Exploration Co.* ......................................        14,600            516,548
Stone Energy Corp.* .............................................        13,400            431,480
XTO Energy Inc. .................................................        49,900            696,105
                                                                                      ------------
                                                                                        10,847,749
                                                                                      ------------
OIL WELL EQUIPMENT & SERVICES 1.0%
Noble Drilling Corp.* ...........................................       251,240          6,029,760
                                                                                      ------------
Total Other Energy ..............................................                       16,877,509
                                                                                      ------------
PRODUCER DURABLES 2.2%
AEROSPACE 0.2%
Ladish Inc.*(+)# ................................................        15,095             97,212
Rockwell Collins Inc. ...........................................        77,300          1,097,660
                                                                                      ------------
                                                                                         1,194,872
                                                                                      ------------
INDUSTRIAL PRODUCTS 0.2%
Parker Hannifin Corp.   .........................................        40,300          1,382,290
                                                                                      ------------
PRODUCTION TECHNOLOGY EQUIPMENT 0.6%
FEI Co.* ........................................................        18,900            411,075
KLA-Tencor Corp.* ...............................................        29,420            929,084
LTX Corp.* ......................................................        86,600          1,178,626
Phase Metrics Inc.*(+)# .........................................        50,574             17,701
PRI Automation Inc.* ............................................        41,300            413,826
Varian Semiconductor Equipment Inc.* ............................        30,000            775,500
                                                                                      ------------
                                                                                         3,725,812
                                                                                      ------------
TELECOMMUNICATIONS EQUIPMENT 1.2%
American Tower Corp. Cl. A* .....................................       442,350          6,144,241
MCK Communications Inc.* ........................................       132,800            164,672
Powerwave Technologies Inc.* ....................................        41,800            498,256
                                                                                      ------------
                                                                                         6,807,169
                                                                                      ------------
Total Producer Durables .........................................                       13,110,143
                                                                                      ------------
TECHNOLOGY 8.1%
COMMUNICATIONS TECHNOLOGY 1.6%
Anaren Microwave Inc.* ..........................................        51,600            843,660
Avaya Inc.* .....................................................       306,000          3,029,400
NCR Corp.* ......................................................       106,700          3,163,655
REMEC Inc.* .....................................................       130,100          1,031,693
Spectrian Corp.* ................................................       132,400          1,324,000
                                                                                      ------------
                                                                                         9,392,408
                                                                                      ------------
COMPUTER SOFTWARE 1.8%
Amdocs Ltd.* ....................................................       127,830          3,406,670
Check Point Software Technologies Ltd.* .........................        94,540          2,081,771
Mercury Interactive Corp.* ......................................       110,880          2,111,155
Veritas Software Co.* ...........................................       100,860          1,859,858
Wind River Systems Inc.* ........................................        35,400            371,700
Zoran Corp.* ....................................................        31,800            770,196
                                                                                      ------------
                                                                                        10,601,350
                                                                                      ------------
COMPUTER TECHNOLOGY 0.6%
EMC Corp.* ......................................................       302,970          3,559,897
                                                                                      ------------
ELECTRONICS 1.8%
Apogent Technologies Inc.* ......................................        59,300          1,417,270
Applera Corp. - Applied Biosystems Group ........................       135,440          3,304,736
Kopin Corp.* ....................................................       539,500          5,626,985
Philips Electronics NV* .........................................        20,092            389,465
                                                                                      ------------
                                                                                        10,738,456
                                                                                      ------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 2.3%
Advanced Micro Devices Inc.* ....................................       303,000          2,469,450
Analog Devices Inc.* ............................................        82,220          2,688,594
Celestica Inc.* .................................................        39,900          1,078,856
Genesis Microchip Inc* ..........................................        27,500            773,850
Intersil Holding Corp. Cl. A* ...................................       175,500          4,899,960
Oak Technology, Inc.* ...........................................        78,800            614,640
Triquint Semiconductors Inc.* ...................................        46,800            748,332
                                                                                      ------------
                                                                                        13,273,682
                                                                                      ------------
Total Technology   ..............................................                       47,565,793
                                                                                      ------------
UTILITIES 2.1%
ELECTRICAL 1.9%
Covanta Energy Corp.* ...........................................       200,900          2,346,512
Edison International Corp.* .....................................       221,300          2,912,308
Energy East Corp. ...............................................       143,400          2,883,774
Progress Energy Inc. ............................................        64,800          2,785,752
                                                                                      ------------
                                                                                        10,928,346
                                                                                      ------------
TELECOMMUNICATIONS 0.2%
Nextel Communications Inc. Cl. A* ...............................         3,098             26,767
Orange SA* ......................................................       175,600          1,278,438
Powertel Inc. Wts.*(+) ..........................................           960             33,600
XO Communications Inc. Cl. A* ...................................       422,160            173,085
                                                                                      ------------
                                                                                         1,511,890
                                                                                      ------------
Total Utilities .................................................                       12,440,236
                                                                                      ------------
NON-U.S. EQUITIES 5.0%
Advantest Corp.   ...............................................         8,500            360,079
Autoliv Inc.   ..................................................       101,000          1,541,811
BG Group PLC ....................................................       320,400          1,235,291
Boots Co. PLC* ..................................................        81,400            746,742
BP Amoco PLC   ..................................................       201,900          1,668,146
Domtar Inc.   ...................................................        11,600             84,547
Familymart Company Ltd. .........................................        78,700          1,525,015
Fortis (NL) NV ..................................................        58,600          1,430,282
Furukawa Electric Co. Ltd. ......................................        74,600            405,510
Heineken Co.   ..................................................        31,025          1,175,111
IHC Caland NV ...................................................        17,600            760,001
Kaneka Corp.   ..................................................       163,000          1,050,113
Kyocera Corp. ...................................................        10,200            665,682
Marks & Spencer PLC .............................................       206,300            773,394
Murata Manufacturing Company Ltd.   .............................         8,000            458,351
Nestle SA .......................................................         5,800          1,236,406
Nokia AB   ......................................................       111,400          1,819,763
Novo Nordisk A/S   ..............................................        24,800          1,028,731
Rohm Company Ltd.   .............................................         3,300            321,114
Ryohin Keikaku Co. Ltd. .........................................        57,000          1,264,701
Saipem SpA ......................................................       199,800            900,048
Sekisui Chemical Co. Ltd. .......................................       261,000            744,401
Skand Enskilda BKN ..............................................       213,900          1,425,235
Stora Enso OYJ* .................................................       164,600          1,857,544
TDC A/S* ........................................................        30,800          1,085,339
TDK Corp. .......................................................        10,500            440,399
Technip Group   .................................................         8,700          1,095,773
Telenor A/S .....................................................       286,600          1,065,752
Tokyo Electronics Ltd.   ........................................        11,100            389,212
Vodafone Group PLC ..............................................       470,100          1,036,676
                                                                                      ------------
Total Non-U.S. Equities   .......................................                       29,591,169
                                                                                      ------------
Total Equity Securities (Cost $371,302,327) .....................                      333,100,788
                                                                                      ------------

-------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY
                                                          AMOUNT                 DATE
-------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 39.0%
U.S. AGENCY MORTGAGE 9.8%
Federal Home Loan Mortgage Corp., 7.50% ............       $    4,607            4/01/2002              4,654
Federal Home Loan Mortgage Corp., 8.50% ............               99            7/01/2009                105
Federal Home Loan Mortgage Corp., 6.50% ............        1,141,096            7/01/2029          1,164,272
Federal Home Loan Mortgage Corp., 7.00% ............        1,233,226            5/01/2031          1,276,389
Federal National Mortgage Association, 9.50% .......          126,521           10/01/2003            129,215
Federal National Mortgage Association, 8.00% .......           87,756            4/01/2008             92,865
Federal National Mortgage Association, 8.00% .......          113,274            6/01/2008            119,019
Federal National Mortgage Association, 8.50% .......          101,576            2/01/2009            108,068
Federal National Mortgage Association, 6.25% .......        1,300,000            2/01/2011          1,369,056
Federal National Mortgage Association, 6.50% .......          595,344           12/01/2014            614,318
Federal National Mortgage Association, 6.50% .......        2,628,122           12/01/2014          2,711,881
Federal National Mortgage Association, 6.50% .......          456,223           12/01/2015            469,910
Federal National Mortgage Association, 6.50% .......          165,899           12/01/2015            170,876
Federal National Mortgage Association, 7.00% .......        1,570,800            3/01/2016          1,632,642
Federal National Mortgage Association TBA, 6.00% ...        3,550,000           10/18/2016          3,608,788
Federal National Mortgage Association TBA, 7.00% ...        3,750,000           10/18/2016          3,898,800
Federal National Mortgage Association, 7.50% .......               74           10/01/2025                 77
Federal National Mortgage Association, 6.50% .......          475,944            9/01/2028            485,610
Federal National Mortgage Association, 6.50% .......        3,720,475           11/01/2028          3,796,038
Federal National Mortgage Association, 6.50% .......        1,795,224           12/01/2028          1,831,685
Federal National Mortgage Association, 6.50% .......          870,396            3/01/2029            888,074
Federal National Mortgage Association, 7.50% .......        1,821,562            7/01/2029          1,897,266
Federal National Mortgage Association, 7.00% .......          714,545           12/01/2029            739,325
Federal National Mortgage Association, 7.00% .......        3,660,341           12/01/2029          3,787,282
Federal National Mortgage Association, 7.25% .......        2,675,000            5/15/2030          3,064,132
Federal National Mortgage Association, 6.50% .......        1,140,318            5/01/2031          1,159,202
Federal National Mortgage Association, 6.50% .......        1,621,642            7/01/2031          1,648,497
Federal National Mortgage Association TBA, 6.00% ...        2,575,000           10/15/2031          2,566,940
Federal National Mortgage Association TBA, 6.50% ...        5,700,000           10/15/2031          5,796,159
Government National Mortgage Association, 6.50% ....          246,542            2/15/2009            256,981
Government National Mortgage Association, 6.50% ....           99,218            6/15/2009            103,419
Government National Mortgage Association, 6.50% ....          548,710            7/15/2009            571,684
Government National Mortgage Association, 7.50% ....           49,084           11/15/2010             51,768
Government National Mortgage Association, 7.50% ....          305,676           12/15/2010            322,390
Government National Mortgage Association, 7.00% ....          599,806            1/15/2025            625,675
Government National Mortgage Association, 7.00% ....        2,518,472            5/15/2028          2,615,282
Government National Mortgage Association, 6.50% ....        2,692,113           11/15/2028          2,754,355
Government National Mortgage Association, 7.00% ....        1,485,537           11/15/2028          1,542,641
Government National Mortgage Association, 7.00% ....           98,364           11/15/2028            102,145
Government National Mortgage Association, 7.00% ....        2,543,916            5/15/2031          2,640,890
Student Loan Marketing Association, 5.25% ..........        1,050,000            3/15/2006          1,092,326
                                                                                                 ------------
                                                                                                   57,710,701
                                                                                                 ------------
U.S. TREASURY 0.7%
U.S. Treasury Bond, 10.625% ........................        1,625,000            8/15/2015          2,508,853
U.S. Treasury Bond, 8.125% .........................          975,000            8/15/2021          1,293,250
                                                                                                 ------------
                                                                                                    3,802,103
                                                                                                 ------------
FOREIGN 0.3%
Province of Quebec Global Deb., 5.75% ..............          625,000            2/15/2009            640,013
United Mexican States Global Note, 9.875% ..........        1,125,000            2/01/2010          1,206,562
                                                                                                 ------------
                                                                                                    1,846,575
                                                                                                 ------------
FINANCE/MORTGAGE 7.6%
Arcadia Automobile Trust 97-C A5, 6.55% ............          675,000            6/15/2005            687,704
Bank America Corp., 7.40% ..........................          375,000            1/15/2011            409,673
Bear Stearns Commercial Mortgage Securities Inc.,
  6.80% ............................................        1,488,331            9/15/2008          1,582,747
Bombardier Capital Inc. Note, 7.30%+ ...............        1,750,000           12/15/2002          1,822,940
Caterpillar Financial Asset Trust Note, 4.85% ......          775,000            4/25/2007            792,680
Citibank Credit Card Issuance Trust Note, 6.65% ....        1,525,000            5/15/2008          1,605,123
Citibank Credit Card Master Trust I, Participation
  Certificate Cl. A, 5.50% .........................          650,000            2/15/2006            675,591
Citigroup Inc. Sub. Note, 7.25% ....................          850,000           10/01/2010            926,109
Commercial Mortgage Acceptance Corp., 6.23%+ .......        1,900,000            3/15/2013          1,487,928
Commercial Mortgage Acceptance Corp., 5.44%+ .......        1,325,000            5/15/2013            966,836
Countrywide Home Loans Inc. Global Note, 5.50% .....          750,000            8/01/2006            758,632
Credit Suisse FirstBoston USA Inc. Global Note,
  5.875% ...........................................          400,000            8/01/2006            411,696
DLJ Commercial Mortgage Corp. 98-C2 Cl. A1-A, 5.88%         1,192,903           11/12/2031          1,234,610
DLJ Commercial Mortgage Corp., 2000 Commercial
  Mortgage Certificate Cl. A3, 7.50% ...............          425,000            9/10/2010            456,604
EOP Operating L.P. Note, 6.50% .....................          375,000            1/15/2004            391,373
ERAC USA Finance Co. Note, 8.25%+ ..................          775,000            5/01/2005            834,621
First Union Lehman Brothers Commercial Mortgage,
  7.50%+ ...........................................        4,225,000           11/18/2029          3,422,250
First Union Lehman Brothers,
  Series 1998-C2 Cl. A1, 6.28% .....................        1,380,907            6/18/2007          1,447,794
Ford Motor Credit Co. Note, 6.875% .................        2,125,000            2/01/2006          2,191,364
GE Global Insurance Holding Corp. Note, 7.00% ......          850,000            2/15/2026            873,596
General Motors Acceptance Corp. Note, 6.875% .......          800,000            9/15/2011            791,176
Goldman Sachs Group LP Note, 6.625%+ ...............          400,000           12/01/2004            425,724
Household Finance Corp. Sr. Note, 6.125% ...........          900,000            7/15/2012            917,550
J.P. Morgan Chase Note, 6.75% ......................          850,000            2/01/2011            891,233
J.P. Morgan Commercial Mortgage Finance Corp.,
  Mortgage Passthru Certificate 97 Cl. C, 7.24% ....        1,450,000            9/15/2029          1,564,637
LB Commercial Conduit Mortgage Trust 97-LL1-A1,
  6.79% ............................................        1,239,199           10/12/2034          1,281,084
LB-UBS Westfield Trust, 6.155%+ ....................          767,926            7/14/2016            795,802
Lehman Brothers Commercial Conduit Mortgage Trust
  98C4-A1, 6.21% ...................................          450,000           10/15/2008            469,260
MBNA Credit Card Master Trust,
  Series 2001 Cl. C, 6.55% .........................          725,000           12/15/2008            755,812
MBNA Master Credit Card Trust,
  Series 2000 A Cl. A, 7.35% .......................          700,000            7/16/2007            755,776
MBNA Master Credit Card Trust,
  Series 2000 Cl. A, 6.90% .........................        2,525,000            1/15/2008          2,742,781
Merrill Lynch & Co. Inc. Note, 5.35% ...............          800,000            6/15/2004            826,064
Morgan Stanley Capital I Inc. 1999 Certificate Cl.
  A2, 6.21% ........................................        1,350,000            9/15/2008          1,409,265
Morgan Stanley Capital Inc. 98-A1, 6.19% ...........          202,537            1/15/2007            212,993
Morgan Stanley Group Inc. Global Note, 6.10% .......          825,000            4/15/2006            851,804
Nationslink Funding Corp., Certificate
  Cl. B, 7.105% ....................................          975,000           11/20/2008            971,100
PSE&G Transition Funding LLC, 6.45% ................          925,000            3/15/2013            986,605
Salomon Brothers, Commercial Mortgage Trust,
  Certificate 2001 Cl. A2, 6.23% ...................        1,925,000           12/18/2035          2,001,022
Simon Property Group LP Global Note, 7.375% ........          775,000            1/20/2006            816,509
Suntrust Bank Note, 6.375% .........................          775,000            4/01/2011            798,064
Wells Fargo Bank N.A. Sub Note, 6.45%                       1,175,000            2/01/2011          1,217,323
                                                                                                 ------------
                                                                                                   44,461,455
                                                                                                 ------------
FOREIGN GOVERNMENT 6.4%
                                                      Canadian Dollar
Government of Canada, 7.00% ........................        7,575,000           12/01/2006          5,289,357
                                                                 Euro
Government of Spain, 7.35% .........................        8,100,000            3/31/2007          8,408,766
                                                        Greek Drachma
Republic of Greece, 8.60% ..........................        7,130,190            3/26/2008          7,826,792
                                                   New Zealand Dollar
Government of New Zealand, 8.00% ...................        5,975,000           11/15/2006          2,639,193
Government of New Zealand, 7.00% ...................        6,150,000            7/15/2009          2,605,400
Republic of Brazil, 8.00% ..........................        3,725,015            4/15/2014          2,463,353
Republic of Bulgaria, 4.563%@ ......................        3,514,500            2/28/2002          2,722,370
Republic of Panama, 4.50%@ .........................          962,960            1/17/2002            844,587
Republic of Peru, 4.50%@ ...........................        1,075,000            3/07/2003            739,704
Republic of Philippines, 4.813% ....................        2,550,000           12/01/2001          2,282,250
Russian Federation, 8.25% ..........................        2,725,000            3/31/2010          2,060,918
                                                                                                 ------------
                                                                                                   37,882,690
                                                                                                 ------------
CORPORATE 14.2%
Advanstar Communications Inc. Sr. Sub. Note, 12.00%           100,000            2/15/2011             52,000
AEP Resources Inc. Sr. Note, 6.50%+ ................          775,000           12/01/2003            810,084
AES Corp. Sr. Note, 9.375% .........................          350,000            9/15/2010            337,691
Agrilink Foods Inc. Sr. Sub. Note, 11.875% .........          350,000           11/01/2008            309,750
Airgas Inc. Sr. Sub. Note, 9.125%+ .................          850,000           10/01/2011            867,000
AirGate PCS Inc. Sr. Sub. Note, 0.00% to 9/30/2004,
  13.50% from 10/1/2004 to maturity ................        1,050,000           10/01/2009            677,250
Alaska Steel Corp. Sr. Note, 9.125% ................          750,000           12/15/2006            731,250
Alaska Steel Corp. Sr. Note, 7.875% ................          650,000            2/15/2009            604,500
All Star Gas Corp. Sr. Note, 11.00%(+)# ............          286,802            6/30/2003             97,513
Alliant Techsystems Inc. Sr. Sub. Note, 8.50%+ .....          650,000            5/15/2011            659,750
Allied Waste North America Inc. Sr. Note, 7.875% ...        1,500,000            1/01/2009          1,443,750
Ametek Inc. Sr. Note, 7.20% ........................          575,000            7/15/2008            573,919
AOL Time Warner Inc. Note, 6.125% ..................          775,000            4/15/2006            797,925
AT&T Wireless Services Inc. Sr. Note, 8.75%+ .......          700,000            3/01/2031            769,468
Aurora Foods Inc. Sr. Sub. Note, Series E, 8.75% ...          975,000            7/01/2008            760,500
Aztar Corp. Sr. Sub Note, 9.00%+ ...................          750,000            8/15/2011            733,125
B/E Aerospace Inc. Sr. Sub. Note, 9.50% ............          800,000           11/01/2008            560,000
Bio-Rad Laboratories Inc. Sr. Sub. Note, 11.625% ...          415,000            2/15/2007            447,163
British Sky Broadcasting Group Note, 6.875% ........        1,480,000            2/23/2009          1,390,120
Buckeye Cellulose Corp. Sr. Sub. Note, 9.25% .......          275,000            9/15/2008            250,250
Calpine Corp. Note, 8.50% ..........................        1,800,000            2/15/2011          1,747,206
Cargill Inc. Note, 6.25%+ ..........................        1,175,000            5/01/2006          1,239,789
Charter Communications Holdings Sr. Note, 10.75% ...          300,000           10/01/2009            301,500
Charter Communications Holdings Sr. Note, 9.625%+ ..        2,750,000           11/15/2009          2,594,159
Chesapeake Energy Corp. Sr. Note, 8.125% ...........        1,225,000            4/01/2011          1,151,500
Clear Channel Communications Inc. Sr. Note, 7.25% ..        1,850,000            9/15/2003          1,941,297
CMS Energy Corp. Note, 7.50% .......................          675,000            1/15/2009            643,093
Coinmach Corp. Sr. Note, 11.75% ....................          425,000           11/15/2005            433,500
Comcast Cable Communications Inc. Note, 6.375% .....          925,000            1/30/2006            961,602
Conagra Inc. Note, 7.50% ...........................          775,000            9/15/2005            832,427
Concentra Operating Corp. Sr. Sub. Note, 13.00% ....          350,000            8/15/2009            364,875
Crown Castle International Corp. Sr. Note, 10.75% ..        1,450,000            8/01/2011          1,334,000
Dana Corp. Note, 9.00%+ ............................        1,700,000            8/15/2011          1,496,000
DaVita Inc. Sr. Sub. Note, 9.25% ...................          225,000            4/15/2011            232,875
Detroit Edison, 2001 Bond, Cl. A 2, 5.51% ..........        1,700,000            3/01/2007          1,767,173
Deutsche Telekom International Finance BV Global
  Note, 7.75% ......................................          725,000            6/15/2005            771,603
Dominion Resources Inc. Note, 7.625% ...............          600,000            7/15/2005            651,012
Drypers Corp. Sr. Note Series B, 10.25%[](+) .......          750,000            6/15/2007              2,813
Duke Energy Co. Sr. Note, 7.375% ...................          600,000            3/01/2010            652,584
Dynegy Holdings Inc. Sr. Note, 8.125% ..............          250,000            3/15/2005            271,245
Echostar DBS Corp. Sr. Note, 9.375% ................        1,250,000            2/01/2009          1,218,750
Electronic Data Systems Corp. Note, 7.45% ..........          750,000           10/15/2029            775,658
Elizabeth Arden Inc. Sr. Note, Series B, 11.75% ....          805,000            2/01/2011            744,625
Extended Stay America Inc. Sr. Sub. Note, 9.15% ....          585,000            3/15/2008            517,725
First Wave Marine Inc. Sr. Note,
  11.00%[](+) ......................................          250,000            2/01/2008             20,625
Fisher Scientific International Inc. Sr. Sub. Note,
  9.00% ............................................          325,000            2/01/2008            322,563
Flextronics International Ltd. Note, 9.875% ........          325,000            7/01/2010            318,500
Fresenius Medical Care Capital Trust Note, 9.00% ...        1,025,000           12/01/2006          1,045,500
GenTek Inc. Sr. Sub. Note, 11.00%(+)# ..............          425,000            8/01/2009            314,500
GNI Group Inc. Sr. Note, 10.875%[](+)# .............          650,000            7/15/2005             13,000
Great Central Mines Ltd. Sr. Note, 8.875% ..........        1,000,000            4/01/2008            935,000
GTE Corp. Deb., 6.94% ..............................        1,100,000            4/15/2028          1,070,751
Gulfmark Offshore Inc. Sr. Note, 8.75% .............           95,000            6/01/2008             86,450
Hollinger International Publishing Inc. Note, 9.25%           300,000            3/15/2007            276,000
Hollinger International Sr. Sub. Note, 9.25% .......          540,000            2/01/2006            496,800
Hollywood Casino Shreveport Note, 13.00%+ ..........          300,000            8/01/2006            270,000
Insight Midwest LP Sr. Note, 9.75% .................          775,000           10/01/2009            782,750
International Paper Co. Note, 8.00% ................        1,200,000            7/08/2003          1,275,972
International Paper Co. Note, 6.75% ................          325,000            9/01/2011            326,040
Intertek Finance PLC Sr. Sub. Note, Series B, 10.25%          300,000           11/01/2006            241,500
Iron Mountain Inc. Sr. Sub. Note, 8.625% ...........        1,500,000            4/01/2013          1,530,000
Keyspan Corp. Note, 6.15% ..........................        1,200,000            6/01/2006          1,257,600
Kroger Co. Sr. Deb., 8.00% .........................          400,000            9/15/2029            437,988
Lennar Corp. Sr. Note, 7.625% ......................          950,000            3/01/2009            946,114
Lockheed Martin Corp. Deb., 8.50% ..................          400,000           12/01/2029            466,416
Lyondell Chemical Co. Sr. Note, 9.625% .............        1,000,000            5/01/2007            910,000
Lyondell Chemical Co. Sr. Sub. Note, 10.875% .......          700,000            5/01/2009            574,000
MacDermid Inc. Sr. Sub. Note, 9.125% ...............          650,000            7/15/2011            591,500
Mediacom Broadband LLC & M D C Sr. Note, 11.00%+ ...        1,300,000            7/15/2013          1,339,000
MGM Mirage Inc. Sr. Note, 8.50% ....................          750,000            9/15/2010            701,978
Newpark Resources Inc. Sr. Sub. Note Series B,
  8.625% ...........................................          355,000           12/15/2007            324,825
News America Inc. Sr. Deb., 7.125% .................          500,000            4/08/2028            443,935
Nisource Finance Corp. Note, 7.50% .................          425,000           11/15/2003            451,801
Norske Skog Canada Ltd. Sr. Note, 8.625%+ ..........        1,650,000            6/15/2011          1,633,500
North Atlantic Trading Inc. Sr. Note, 11.00% .......          600,000            6/15/2004            531,000
Omnicare Inc. Sr. Sub. Note, 8.125%+ ...............          425,000            3/15/2011            429,250
Packaging Corp. America Sr. Sub. Note, Series B,
  9.625% ...........................................        1,000,000            4/01/2009          1,040,000
Peco Energy Transition Trust, Series 2000 Cl. A 4,
  7.65% ............................................        1,075,000            3/01/2010          1,223,001
Pepsi Bottling Holdings Inc. Note, 5.625%+ .........        1,950,000            2/17/2009          1,964,878
Pilgrim's Pride Corp. Sr. Note, 9.625% .............        1,700,000            9/15/2011          1,717,000
Plains Resources Inc. Sr. Sub. Note, 10.25% ........          170,000            3/15/2006            169,150
Playtex Products Inc. Sr. Sub. Note, 9.375% ........          400,000            6/01/2011            402,000
Pogo Producing Co. Sr. Sub. Note, 8.75% ............          250,000            5/15/2007            250,000
Pogo Producing Co. Sr. Sub. Note, 8.25% ............          400,000            4/15/2011            398,000
Potlatch Corp. Sr. Sub. Note, 10.00%+ ..............        1,700,000            7/15/2011          1,724,276
Price Communications Wireless Inc. Sr. Note, Series
  B, 9.125% ........................................          625,000           12/15/2006            625,000
Prime Succession Holdings Inc. Sr. Sub. Note,
  14.25%[](+) ......................................           25,250            8/29/2009              3,788
Progress Energy Inc. Sr. Note, 7.10% ...............          725,000            3/01/2011            770,943
Qwest Capital Funding Inc. Note, 7.90% .............        1,050,000            8/15/2010          1,121,452
R. H. Donnelley Inc. Sr. Sub. Note, 9.125% .........          650,000            6/01/2008            630,500
Safety Kleen Services Inc. Sr. Sub. Note, 9.25%[](+)          575,000            6/01/2008                575
Safeway Inc. Note, 7.00% ...........................        1,550,000            9/15/2002          1,601,909
Scotts Co. Sr. Sub. Note, 8.625% ...................          750,000            1/15/2009            735,000
Seagull Energy Corp. Sr. Sub. Note, 8.625% .........          350,000            8/01/2005            356,650
Select Medical Corp. Sr. Sub. Note, 9.50% ..........          350,000            6/15/2009            329,000
Service Corp. International Sr. Note, 6.00% ........          500,000           12/15/2005            420,000
Sprint Capital Corp. Global Note, 5.70% ............          750,000           11/15/2003            770,175
Stater Brothers Holdings Inc. Sr. Note, 10.75% .....          360,000            8/15/2006            345,600
Stericycle Inc. Sr. Sub. Note, Series B, 12.375% ...          160,000           11/15/2009            171,200
Telus Corp Note, 8.00% .............................          800,000            6/01/2011            850,752
Time Warner Telecom LLC Sr. Note, 9.75% ............        1,250,000            7/15/2008            862,500
Transwestern Publishing Co. LP Sr. Sub. Note, Series
  D, 9.625% ........................................          675,000           11/15/2007            661,500
Triton PCS Inc. Sr. Sub. Note, 11.625% .............          300,000            5/01/2008            249,000
Triton PCS Inc. Sr. Sub. Note, 9.375% ..............          550,000            2/01/2011            539,000
Tyco International Group SA Note, 6.375% ...........        1,050,000            2/15/2006          1,095,853
U.S. West Capital Funding Inc. Note, 6.375% ........        1,100,000            7/15/2008          1,064,679
Union Pacific Corp. Deb., 6.625% ...................          725,000            2/01/2029            675,113
Wal-Mart Stores Inc. Note, 7.55% ...................        1,150,000            2/15/2030          1,304,491
Westinghouse Air Brake Co. Sr. Note, Series B2,
  9.375% ...........................................          350,000            6/15/2005            348,250
William Carter Co. Sr. Sub. Note, 10.875%+ .........          850,000            8/15/2011            858,500
Worldcom Inc. Note, 7.875% .........................          400,000            5/15/2003            420,224
Worldcom Inc. Note, 6.50% ..........................          375,000            5/15/2004            385,271
Yell Finance BV, 10.75%+ ...........................        1,350,000            8/01/2011          1,350,000
                                                                                                 ------------
                                                                                                   83,320,107
                                                                                                 ------------
Total Fixed Income Securities (Cost $227,049,012) ........................................        229,023,631
                                                                                                 ------------
CASH EQUIVALENTS 8.7%
American Express Credit Corp., 3.20% ...............       11,226,000           10/02/2001         11,225,002
American Express Credit Corp., 3.18% ...............        6,926,000           10/03/2001          6,924,776
American Express Credit Corp., 2.44% ...............        5,660,000           10/18/2001          5,653,479
General Electric Capital Corp., 2.35% ..............        2,885,000           10/15/2001          2,882,363
Goldman Sachs Group LP, 3.05% ......................        4,885,000           10/15/2001          4,879,206
International Lease Finance Corp., 3.25% ...........        8,351,000           10/01/2001          8,351,000
Merck & Company Inc., 3.12% ........................       10,955,000           10/02/2001         10,954,051
                                                                                                 ------------
Total Cash Equivalents (Cost $50,869,877) ................................................         50,869,877
                                                                                                 ------------
Total Investments (Cost $649,221,216) - 104.4% ...........................................        612,994,296
Other Assets, Less Liabilities - (4.4%) ..................................................        (25,755,496)
                                                                                                 ------------
Net Assets - 100.0% ......................................................................       $587,238,800
                                                                                                 ============

Federal Income Tax Information:
At September 30, 2001, the net unrealized depreciation of
  investments based on cost for federal income tax purposes
  of $649,935,842 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ........     $ 30,597,877
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ........      (67,539,423)
                                                                   -----------
                                                                 ($ 36,941,546)
                                                                  ============

*    Nonincome-producing securities.
[]   Security is in default.
# Security valued under consistently applied procedures established by the Trustees.
(+) Security restricted as to public resale. The total cost and market value of restricted securities owned at September 30, 2001 were $4,348,939 and $1,053,878 (0.18% of net assets), respectively.
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such secur ities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 2001 were $28,662,317 and $28,494,880 (4.85% of net assets), respectively.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
@ Interest rates on these floating-rate bonds will reset annually or biannually based on the six-month London Interbank Offere d Rate (LIBOR) plus 0.8125%.


Forward currency exchange contracts outstanding at September 30, 2001, are as follows:

                                                                                                  UNREALIZED
                                                                                CONTRACT         APPRECIATION     DELIVERY
TRANSACTION                                            TOTAL VALUE                PRICE         (DEPRECIATION)      DATE
----------------------------------------------------------------------------------------------------------------------------
Sell British pounds, Buy U.S. dollars                   792,151  GBP           1.47410GBP          $   3,130        10/01/01
Buy British pounds, Sell U.S. dollars                   682,589  GBP           1.47410GBP             (2,697)       10/01/01
Sell Canadian dollars, Buy U.S. dollars               8,217,000  CAD           0.65134CAD            153,281        11/09/01
Buy Canadian dollars, Sell U.S. dollars               1,680,748  CAD           0.63625CAD             (5,079)       10/01/01
Buy Canadian dollars, Sell U.S. dollars                 125,000  CAD           0.63710CAD               (553)       11/09/01
Buy Danish Krone, Sell U.S. dollars                   8,869,826  DKK           0.12361DKK            (11,055)       10/02/01
Buy Danish Krone, Sell U.S. dollars                   8,506,764  DKK           0.12361DKK            (10,602)       10/02/01
Sell euro, Buy U.S. dollars                             819,557  EUR           0.92310EUR             10,695        10/01/01
Sell euro, Buy U.S. dollars                           1,614,000  EUR           0.43540EUR             48,897        11/21/01
Sell euro, Buy U.S. dollars                             920,000  EUR           0.43540EUR             27,872        11/21/01
Sell euro, Buy U.S. dollars                           2,270,000  EUR           0.43600EUR             70,133        11/21/01
Buy euro, Sell U.S. dollars                             384,636  EUR           0.92310EUR             (5,020)       10/01/01
Sell Japanese yen, Buy U.S. dollars                  69,586,666  JPY           0.00852JPY              8,848        10/01/01
Sell Japanese yen, Buy U.S. dollars                 692,897,299  JPY           0.00808JPY           (255,261)       12/28/01
Sell Japanese yen, Buy U.S. dollars                 855,301,085  JPY           0.00839JPY            (44,998)       12/28/01
Sell New Zealand dollars, Buy U.S. dollars            3,880,000  NZD           0.40300NZD             (7,449)       11/28/01
Sell New Zealand dollars, Buy U.S. dollars            3,770,000  NZD           0.40400NZD             (3,468)       11/28/01
Buy Norwegian Krone, Sell U.S. dollars                2,427,240  NOK           0.11344NOK             (1,840)       10/02/01
Buy Norwegian Krone, Sell U.S. dollars                6,935,670  NOK           0.11268NOK                 62        10/03/01
Buy Swedish Krona, Sell U.S. dollars                  3,711,188  SEK           0.09307SEK              2,177        10/01/01
Buy Swedish Krona, Sell U.S. dollars                 10,656,528  SEK           0.09342SEK              2,452        10/02/01
Buy Swedish Krona, Sell U.S. dollars                  4,561,709  SEK           0.09358SEK                332        10/03/01
                                                                                                    --------
                                                                                                   ($ 20,143)
                                                                                                    ========

Futures contracts open at September 30, 2001, are as follows:
                                                                          EXPIRATION        UNREALIZED
TYPE                                                   NOTIONAL COST         MONTH         APPRECIATION
---------------------------------------------------------------------------------------------------------
2 Year U.S. Treasury Notes                              $15,000,000     December, 2001       $ 37,292
5 Year U.S. Treasury Notes                              $10,000,000     December, 2001        104,798
10 Year U.S. Treasury Notes                             $17,000,000     December, 2001         19,556
30 Year U.S. Treasury Bond                              $15,000,000     December, 2001         17,762
                                                                                             --------
                                                                                             $179,408
                                                                                             ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

---------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------
September 30, 2001 (Unaudited)

ASSETS
Investments, at value**(Cost $649,221,216) (Note 1)                        $612,994,296
Collateral for securities on loan .......................................    53,612,420
Foreign currency, at value (Cost $73,236) ...............................        73,236
Cash ....................................................................       980,811
Receivable for securities sold ..........................................    30,696,631
Interest and dividends receivable .......................................     3,871,057
Receivable for fund shares sold .........................................       876,570
Receivable for open forward contracts ...................................       327,879
Receivable for variation margin .........................................        61,299
Other assets ............................................................         3,147
                                                                           ------------
                                                                            703,497,346
LIABILITIES
Payable for securities purchased ........................................    60,231,206
Payable for collateral received on securities loaned ....................    53,612,420
Accrued transfer agent and shareholder services
  (Note 2) ..............................................................       615,160
Payable for fund shares redeemed ........................................       385,415
Accrued management fee (Note 2) .........................................       372,620
Payable for open forward contracts ......................................       348,022
Accrued distribution and service fees (Note 4) ..........................       331,640
Dividends payable .......................................................       113,905
Accrued administration fee (Note 2) .....................................        43,661
Accrued trustees' fees (Note 2) .........................................        25,093
Other accrued expenses ..................................................       179,404
                                                                           ------------
                                                                            116,258,546
                                                                           ------------
NET ASSETS                                                                 $587,238,800
                                                                           ============
Net Assets consist of:
  Undistributed net investment income ...................................  $  2,123,251
  Unrealized depreciation of investments ................................   (36,226,920)
  Unrealized appreciation of futures contracts ..........................       179,408
  Unrealized appreciation of forward contracts and foreign currency .....         1,319
  Accumulated net realized gain .........................................    18,371,842
  Paid-in capital .......................................................   602,789,900
                                                                           ------------
                                                                           $587,238,800
                                                                           ============
Net Asset Value and redemption price per share of Class A shares
  ($250,786,725 / 27,585,621 shares) ....................................         $9.09
                                                                                  =====
Maximum Offering Price per share of Class A shares ($9.09 / 0.9425) .....         $9.64
                                                                                  =====
Net Asset Value and offering price per share of Class B(1) shares
  ($58,474,394 / 6,468,480 shares)* .....................................         $9.04
                                                                                  =====
Net Asset Value and offering price per share of Class B shares
  ($241,768,412 / 26,670,470 shares)* ...................................         $9.07
                                                                                  =====
Net Asset Value and offering price per share of Class C shares
  ($10,769,166 / 1,184,795 shares)* .....................................         $9.09
                                                                                  =====
Net Asset Value, offering price and redemption price per share of Class S
  shares ($25,440,103 / 2,797,720 shares)* ..............................         $9.09
                                                                                  =====

---------------------------------------------------------------------------------------
 *Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
**Includes securities on loan valued at $51,489,174.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

---------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------
For the six months ended September 30, 2001 (Unaudited)
INVESTMENT INCOME
Interest, net of foreign taxes of $45,883 (Note 1) ......................  $  9,807,347
Dividends ...............................................................     1,995,789
                                                                           ------------
                                                                             11,803,136
EXPENSES
Management fee (Note 2) .................................................     2,452,760
Transfer agent and shareholder services (Note 2) ........................       785,137
Distribution and service fees - Class A (Note 4) ........................       416,920
Distribution and service fees - Class B(1) (Note 4) .....................       308,349
Distribution and service fees - Class B (Note 4) ........................     1,423,195
Distribution and service fees - Class C (Note 4) ........................        62,858
Custodian fee ...........................................................       152,898
Reports to shareholders .................................................        78,662
Administration fee (Note 2) .............................................        73,295
Legal fees ..............................................................        47,460
Trustees' fees (Note 2) .................................................        16,480
Miscellaneous ...........................................................         5,482
                                                                           ------------
                                                                              5,823,496
Fees paid indirectly (Note 2) ...........................................       (54,022)
                                                                           ------------
                                                                              5,769,474
                                                                           ------------
Net investment income ...................................................     6,033,662
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY, FORWARD CONTRACTS AND
  FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 3) ........................    19,182,045
Net realized gain on futures contracts (Note 1) .........................       377,221
Net realized gain on forward contracts and foreign
  currency (Note 1) .....................................................       184,777
                                                                           ------------
  Total net realized gain ...............................................    19,744,043
                                                                           ------------
Change in unrealized depreciation of investments ........................   (70,054,137)
Change in unrealized appreciation of futures contracts                          117,485
Change in unrealized depreciation of forward contracts and
  foreign currency ......................................................      (518,190)
                                                                           ------------
  Total change in unrealized depreciation ...............................   (70,454,842)
                                                                           ------------
Net loss on investments, foreign currency and
  forward contracts .....................................................   (50,710,799)
                                                                           ------------
Net decrease in net assets resulting from
  operations ............................................................  ($44,677,137)
                                                                           ============

The accompanying notes ae an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                                YEAR ENDED          SEPTEMBER 30, 2001
                                                              MARCH 31, 2001           (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .....................................     $  15,255,847             $  6,033,662
Net realized gain on investments,
  foreign currency, forward contracts and futures contracts        22,507,005               19,744,043
Change in unrealized depreciation of investments, foreign
  currency, forward contracts and futures contracts .......       (38,173,590)             (70,454,842)
                                                                  -----------              -----------
Net decrease resulting from operations                               (410,738)             (44,677,137)
                                                                  -----------              -----------
Dividends from net investment income:
  Class A .................................................        (5,852,508)              (2,731,751)
  Class B(1) ..............................................          (649,903)                (419,244)
  Class B .................................................        (3,883,503)              (1,757,151)
  Class C .................................................          (176,161)                 (77,536)
  Class S .................................................          (618,902)                (319,365)
                                                                  -----------              -----------
                                                                  (11,180,977)              (5,305,047)
                                                                  -----------              -----------
Distributions from capital gains:
  Class A .................................................       (34,888,072)              (6,665,533)
  Class B(1) ..............................................        (4,746,764)              (1,443,745)
  Class B .................................................       (38,622,680)              (7,028,907)
  Class C .................................................        (1,911,944)                (310,256)
  Class S .................................................        (2,988,934)                (674,393)
                                                                  -----------              -----------
                                                                  (83,158,394)             (16,122,834)
                                                                  -----------              -----------
Net increase (decrease) from fund
  share transactions (Note 5) .............................        32,080,336               (3,677,967)
                                                                  -----------              -----------
Total decrease in net assets                                      (62,669,773)             (69,782,985)
NET ASSETS
Beginning of period .......................................       719,691,558              657,021,785
                                                                  -----------              -----------
End of period (including undistributed
  net investment income of $1,691,781 and $2,123,251,
  respectively) ...........................................      $657,021,785             $587,238,800
                                                                 ============             ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2001

NOTE 1

State Street Research Strategic Growth & Income Fund is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research Strategic Growth & Income Fund and State Street Research High Income Fund.

The investment objective of the fund is to seek a high total return while attempting to limit investment risk and preserve capital. To achieve its investment objective, the fund intends to allocate assets among selected investments in the following sectors: Fixed Income Securities, Equity Securities and Cash & Cash Equivalents. Total return may include current income as well as capital appreciation. The fund's investment manager believes that the timely re-allocation of assets can enhance performance and reduce portfolio volatility.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized for financial reporting purposes (see "Change in Accounting Principle" note). Certain fixed income securities held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

E. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses, wash sale deferrals and premium amortization on fixed income securities.

F. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At September 30, 2001, the value of the securities loaned and the value of collateral were $51,489,174 and $55,030,659 (including $53,612,420 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio and $1,418,239 in U.S. government obligations), respectively. During the six months ended September 30, 2001, income from securities lending amounted to $47,112 and is included in interest income.

I. FUTURES
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

J. CHANGE IN ACCOUNTING PRINCIPLE
Effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on all fixed income securities. Prior to April 1, 2001, the fund did not amortize premiums on fixed income securities. The cumulative effect of this accounting change had no impact on the fund's total net assets, but resulted in a $297,145 reduction in cost of securities and a $297,145 decrease in undistributed net investment income, based on securities held by the fund on April 1, 2001.

The effect of this change for the six months ended September 30, 2001 was to decrease net investment income by $265,153, decrease net unrealized depreciation by $54,182 and decrease net realized losses by $210,971. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the first $500 million of net assets annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2001, the fees pursuant to such agreement amounted to $2,452,760.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended September 30, 2001, the amount of such expenses was $286,998.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended September 30, 2001 the fund's transfer agent fees were reduced by $54,022 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,480 during the six months ended September 30, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended September 30, 2001, the amount of such expenses was $73,295.

NOTE 3

For the six months ended September 30, 2001, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, aggregated $630,240,541, and $642,639,362 (including $133,230,336 and $170,936,401 of U.S. government obligations), respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended
September 30, 2001, fees pursuant to such plans amounted to $416,920, $308,349, $1,423,195 and $62,858 for Class A, Class B(1), Class B and Class C shares, respectively.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $37,481 and $209,176, respectively, on sales of Class A shares of the fund during the six months ended September 30, 2001, and that MetLife Securities, Inc. earned commissions aggregating $359,411 and $470 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $55,217, $94,748 and $49 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $.001 par value per share.

These transactions break down by share class as follows:

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                      SEPTEMBER 30, 2001
                                           MARCH 31, 2001                       (UNAUDITED)
                                 ----------------------------------  ----------------------------------
CLASS A                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................       2,720,506      $  28,946,767        2,177,862      $  21,818,324
Issued upon reinvestment of:
  Dividends from net investment
    income ....................         556,664          5,707,411          272,905          2,635,145
  Distributions from capital
    gains .....................       3,369,064         33,850,948          615,782          6,502,665
Shares redeemed ...............      (5,687,556)       (60,290,075)      (2,486,901)       (24,987,066)
                                     ----------      -------------       ----------      -------------
Net increase ..................         958,678      $   8,215,051          579,648      $   5,969,068
                                     ==========      =============       ==========      =============

CLASS B(1)                           SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................       2,724,462      $  28,439,027        1,169,354      $  11,758,168
Issued upon reinvestment of:
  Dividends from net investment
    income ....................          52,144            581,391           43,050            408,573
  Distributions from capital
    gains .....................         477,316          4,720,829          134,808          1,415,515
Shares redeemed ...............        (726,155)        (7,550,389)        (504,745)        (4,984,822)
                                     ----------      -------------       ----------      -------------
Net increase ..................       2,527,767      $  26,190,858          842,467      $   8,597,434
                                     ==========      =============       ==========      =============

CLASS B                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................         597,059      $   6,294,990          233,422      $   2,365,065
Issued upon reinvestment of:
  Dividends from net investment
    income ....................         332,700          3,407,202          176,144          1,703,125
  Distributions from capital
    gains .....................       3,803,395         38,027,750          651,250          6,851,159
Shares redeemed ...............      (5,217,502)       (54,855,631)      (2,995,749)       (29,884,054)
                                     ----------      -------------       ----------      -------------
Net decrease ..................        (484,348)    ($   7,125,689)      (1,934,933)    ($  18,964,705)
                                     ==========      =============       ==========      =============

CLASS C                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................          86,161      $     901,866           80,432      $     808,746
Issued upon reinvestment of:
  Dividends from net investment
    income ....................          13,147            134,908            6,744             65,232
  Distributions from capital
    gains .....................         158,822          1,592,728           25,747            271,625
Shares redeemed ...............        (465,951)        (4,878,580)        (184,596)        (1,850,991)
                                     ----------      -------------       ----------      -------------
Net decrease ..................        (207,821)     ($  2,249,078)         (71,673)    ($     705,388)
                                     ==========      =============       ==========      =============

CLASS S                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................         897,148      $   9,576,897          281,125      $   2,870,560
Issued upon reinvestment of:
  Dividends from net investment
    income ....................          60,289            618,134           32,938            318,245
  Distributions from capital
    gains .....................         297,038          2,987,381           63,761            673,955
Shares redeemed ...............        (585,078)        (6,133,218)        (244,315)        (2,437,136)
                                     ----------      -------------       ----------      -------------
Net increase ..................         669,397      $   7,049,194          133,509      $   1,425,624
                                     ==========      =============       ==========      =============

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                        CLASS A
                     ------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                     SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------     SEPTEMBER 30, 2001
                        1997(a)           1998(a)           1999(a)           2000(a)          2001(a)      (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD
($)                       10.29             10.40             11.60             10.40            11.69              10.10
                          -----             -----             -----             -----            -----              -----
  Net investment
    income ($)*            0.21              0.22              0.25              0.24             0.28               0.11

  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign currency,
    forward contracts
    and futures
    contracts ($)          1.05              2.61             (0.35)             1.48            (0.29)             (0.77)
                          -----             -----             -----             -----            -----              -----
TOTAL FROM INVESTMENT
    OPERATIONS ($)         1.26              2.83             (0.10)             1.72            (0.01)             (0.66)
                          -----             -----             -----             -----            -----              -----
  Dividends from net
    investment income ($) (0.28)            (0.23)            (0.22)            (0.22)           (0.22)             (0.10)

  Distributions from
    capital gains ($)     (0.87)            (1.40)            (0.87)            (0.21)           (1.36)             (0.25)

  Distribution in
    excess of capital
    gains ($)               --                --              (0.01)              --               --                 --
                          -----             -----             -----             -----            -----              -----
TOTAL DISTRIBUTIONS ($)   (1.15)            (1.63)            (1.10)            (0.43)           (1.58)             (0.35)
                          -----             -----             -----             -----            -----              -----
NET ASSET VALUE, END
OF PERIOD ($)             10.40             11.60             10.40             11.69            10.10               9.09
                          =====             =====             =====             =====            =====               ====
Total return (%)(b)       12.49             29.62             (0.66)            16.88             0.29              (6.91)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)  244,348           330,421           309,752           304,400          272,813            250,788

Expense ratio (%)*         1.25              1.28              1.28              1.30             1.46               1.39(d)

Expense ratio after
  expense reductions
  (%)*                     1.25              1.28              1.27              1.29             1.44               1.37(d)

Ratio of net
  investment income
  to average net
  assets (%)*              2.02              1.96              2.32              2.23             2.61               2.18(d)

Portfolio turnover
  rate (%)               108.41            133.30            136.37            122.57           180.98              98.36

*Reflects voluntary
  reduction of
  expenses of these
  amounts (%)              0.10              0.02               --                --               --                 --

                                                                                    CLASS B(1)
                                               ------------------------------------------------------------------------------------
                                                                 YEARS ENDED MARCH 31                        SIX MONTHS ENDED
                                               --------------------------------------------------------     SEPTEMBER 30, 2001
                                                 1999(a)(e)               2000(a)               2001(a)     (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)              10.35                 10.36                 11.63              10.05
                                                      -----                 -----                 -----              -----
  Net investment income ($)                            0.04                  0.17                  0.19               0.08

  Net realized and unrealized gain (loss) on
    investments, foreign currency, forward
    contracts and futures contracts ($)                0.01                  1.45                 (0.27)             (0.77)
                                                      -----                 -----                 -----              -----
TOTAL FROM INVESTMENT OPERATIONS ($)                   0.05                  1.62                 (0.08)             (0.69)
                                                      -----                 -----                 -----              -----
  Dividends from net investment income ($)            (0.04)                (0.14)                (0.14)             (0.07)

  Distributions from capital gains ($)                  --                  (0.21)                (1.36)             (0.25)
                                                      -----                 -----                 -----              -----
TOTAL DISTRIBUTIONS ($)                               (0.04)                (0.35)                (1.50)             (0.32)
                                                      -----                 -----                 -----              -----
NET ASSET VALUE, END OF PERIOD ($)                    10.36                 11.63                 10.05               9.04
                                                      =====                 =====                 =====               ====
Total return (%)(b)                                    0.51(c)              15.93                 (0.35)             (7.26)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)            10,289                36,045                56,543             58,474

Expense ratio (%)                                      2.08(d)               2.05                  2.19               2.09(d)

Expense ratio after expense reductions (%)             2.08(d)               2.04                  2.17               2.07(d)

Ratio of net investment income to average net
  assets (%)                                           1.89(d)               1.48                  1.86               1.49(d)

Portfolio turnover rate (%)                          136.37                122.57                180.98              98.36
-----------------------------------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized loss per share by $.01, and decrease the ratio of net investment income to average net assets by 0.08%. The financial highlights for periods prior to April 1, 2001 have not been restated for this change in policy.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                        CLASS B
                     ------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                     SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------     SEPTEMBER 30, 2001
                        1997(a)           1998(a)           1999(a)           2000(a)          2001(a)      (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD
($)                       10.25             10.37             11.55             10.36            11.65              10.07
                          -----             -----             -----             -----            -----              -----
  Net investment
    income ($)*            0.13              0.13              0.17              0.16             0.20               0.08

  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign currency,
    forward contracts
    and futures
    contracts ($)          1.06              2.59             (0.34)             1.47            (0.29)             (0.77)
                          -----             -----             -----             -----            -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)           1.19              2.72             (0.17)             1.63            (0.09)             (0.69)
                          -----             -----             -----             -----            -----              -----
  Dividends from net
    investment income ($) (0.20)            (0.14)            (0.14)            (0.13)           (0.13)             (0.06)

  Distributions from
    capital gains ($)     (0.87)            (1.40)            (0.87)            (0.21)           (1.36)             (0.25)

  Distribution in
    excess of capital
    gains ($)               --                --              (0.01)              --               --                 --
                          -----             -----             -----             -----            -----              -----
TOTAL DISTRIBUTIONS ($)   (1.07)            (1.54)            (1.02)            (0.34)           (1.49)             (0.31)
                          -----             -----             -----             -----            -----              -----
NET ASSET VALUE, END
  OF PERIOD ($)           10.37             11.55             10.36             11.65            10.07               9.07
                          =====             =====             =====             =====            =====               ====
Total return (%)(b)       11.76             28.53             (1.31)            15.98            (0.41)             (7.17)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)  251,518           368,975           363,517           338,838          288,061            241,767

Expense ratio (%)*         2.00              2.03              2.03              2.05             2.19               2.09(d)

Expense ratio after
  expense reductions
  (%)*                     2.00              2.03              2.02              2.04             2.17               2.07(d)

Ratio of net
  investment income
  to average net
  assets (%)*              1.27              1.21              1.57              1.48             1.89               1.48(d)

Portfolio turnover
  rate (%)               108.41            133.30            136.37            122.57           180.98              98.36

*Reflects voluntary
  reduction of
  expenses of these
  amounts (%)              0.10              0.02               --                --               --                 --

                                                                        CLASS C
                     ------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                     SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------     SEPTEMBER 30, 2001
                        1997(a)           1998(a)           1999(a)           2000(a)          2001(a)      (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD
($)                       10.27             10.38             11.57             10.38            11.67              10.10
                          -----             -----             -----             -----            -----              -----
  Net investment
    income ($)*            0.13              0.13              0.17              0.16             0.20               0.08

  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign currency,
    forward contracts
    and futures
    contracts ($)          1.05              2.60             (0.34)             1.47            (0.28)             (0.78)
                          -----             -----             -----             -----            -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)           1.18              2.73             (0.17)             1.63            (0.08)             (0.70)
                          -----             -----             -----             -----            -----              -----
  Dividends from net
    investment income ($) (0.20)            (0.14)            (0.14)            (0.13)           (0.13)             (0.06)

  Distributions from
    capital gains ($)     (0.87)            (1.40)            (0.87)            (0.21)           (1.36)             (0.25)

  Distribution in
    excess of capital
    gains ($)               --                --              (0.01)              --               --                 --
                          -----             -----             -----             -----            -----              -----
TOTAL DISTRIBUTIONS ($)   (1.07)            (1.54)            (1.02)            (0.34)           (1.49)             (0.31)
                          -----             -----             -----             -----            -----              -----
NET ASSET VALUE, END
  OF PERIOD ($)           10.38             11.57             10.38             11.67            10.10               9.09
                          =====             =====             =====             =====            =====               ====
Total return (%)(b)       11.64             28.59             (1.33)            15.93            (0.35)             (7.26)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)   17,485            23,807            20,519            17,093           12,687             10,769

Expense ratio (%)*         2.00              2.03              2.03              2.05             2.19               2.09(d)

Expense ratio after
  expense reductions
  (%)*                     2.00              2.03              2.02              2.04             2.17               2.07(d)

Ratio of net
  investment income
  to average net
  assets (%)*              1.26              1.21              1.56              1.47             1.89               1.48(d)

Portfolio turnover
  rate (%)               108.41            133.30            136.37            122.57           180.98              98.36

*Reflects voluntary
  reduction of
  expenses of these
  amounts (%)              0.10              0.02               --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized loss per share by $.01, and decrease the ratio of net investment income to average net assets by 0.08%. The financial highlights for periods prior to April 1, 2001 have not been restated for this change in policy.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        CLASS S
                     ------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                     SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------     SEPTEMBER 30, 2001
                        1997(a)           1998(a)           1999(a)           2000(a)          2001(a)      (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD
($)                       10.29             10.40             11.60             10.40            11.69              10.10
                          -----             -----             -----             -----            -----              -----
  Net investment
    income ($)*            0.24              0.25              0.27              0.29             0.30               0.13

  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign currency,
    forward contracts
    and futures
    contracts ($)          1.05              2.60             (0.34)             1.46            (0.29)             (0.77)
                          -----             -----             -----             -----            -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)           1.29              2.85             (0.07)             1.75             0.01              (0.64)
                          -----             -----             -----             -----            -----              -----
  Dividends from net
    investment income ($) (0.31)            (0.25)            (0.25)            (0.25)           (0.24)             (0.12)

  Distributions from
    capital gains ($)     (0.87)            (1.40)            (0.87)            (0.21)           (1.36)             (0.25)

  Distribution in
    excess of capital
    gains ($)               --                --              (0.01)              --               --                 --
                          -----             -----             -----             -----            -----              -----
TOTAL DISTRIBUTIONS ($)   (1.18)            (1.65)            (1.13)            (0.46)           (1.60)             (0.37)
                          -----             -----             -----             -----            -----              -----
NET ASSET VALUE, END
  OF PERIOD ($)           10.40             11.60             10.40             11.69            10.10               9.09
                          =====             =====             =====             =====            =====               ====
Total return (%)(b)       12.77             29.93             (0.41)            17.17             0.56              (6.77)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)   21,263            26,648            15,149            23,316           26,917             25,440

Expense ratio (%)*         1.00              1.03              1.03              1.05             1.19               1.09(d)

Expense ratio after
  expense reductions
  (%)*                     1.00              1.03              1.02              1.04             1.17               1.07(d)

Ratio of net
  investment income
  to average net
  assets (%)*              2.26              2.21              2.53              2.62             2.85               2.51(d)

Portfolio turnover
  rate (%)               108.41            133.30            136.37            122.57           180.98              98.36

*Reflects voluntary
  reduction of
  expenses of these
  amounts (%)              0.10              0.02               --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized loss per share by $.01, and decrease the ratio of net investment income to average net assets by 0.08%. The financial highlights for periods prior to April 1, 2001 have not been restated for this change in policy.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                     OFFICERS                             TRUSTEES

STATE STREET RESEARCH                RICHARD S. DAVIS                     RICHARD S. DAVIS
STRATEGIC GROWTH & INCOME FUND       Chairman of the Board,               Chairman of the Board, President
One Financial Center                 President and Chief Executive        and Chief Executive Officer,
Boston, MA 02111                     Officer                              State Street Research &
                                                                          Management Company
INVESTMENT ADVISER                   DONALD G. DEVEUVE
State Street Research &              Vice President                       BRUCE R. BOND
Management Company                                                        Former Chairman of the Board,
One Financial Center                 ROSALINA FELICIANO                   Chief Executive Officer and
Boston, MA 02111                     Vice President                       President, PictureTel Corporation

DISTRIBUTOR                          JOHN H. KALLIS                       STEVE A. GARBAN
State Street Research                Vice President                       Former Senior Vice President
Investment Services, Inc.                                                 for Finance and Operations and
One Financial Center                 JOHN S. LOMBARDO                     Treasurer, The Pennsylvania
Boston, MA 02111                     Vice President                       State University

SHAREHOLDER SERVICES                 MARK A. MARINELLA                    DEAN O. MORTON
State Street Research                Vice President                       Former Executive Vice President,
Service Center                                                            Chief Operating Officer and
P.O. Box 8408                        JAMES M. WEISS                       Director, Hewlett-Packard Company
Boston, MA 02266-8408                Vice President
1-87-SSR-FUNDS (toll free)                                                SUSAN M. PHILLIPS
                                     DOUGLAS A. ROMICH                    Dean, School of Business and
CUSTODIAN                            Treasurer                            Public Management, George
State Street Bank and                                                     Washington University; former
Trust Company                        EDWARD T. GALLIVAN, JR.              Member of the Board of Governors
225 Franklin Street                  Assistant Treasurer                  of the Federal Reserve System and
Boston, MA 02110                                                          Chairman and Commissioner of
                                     FRANCIS J. MCNAMARA, III             the Commodity Futures Trading
LEGAL COUNSEL                        Secretary and General Counsel        Commission
Goodwin Procter LLP
Exchange Place                       DARMAN A. WING                       TOBY ROSENBLATT
Boston, MA 02109                     Assistant Secretary and              President,
                                     Assistant General Counsel            Founders Investments Ltd.

                                     SUSAN E. BREEN                       MICHAEL S. SCOTT MORTON
                                     Assistant Secretary                  Jay W. Forrester Professor of
                                                                          Management, Sloan School of
                                     AMY L. SIMMONS                       Management, Massachusetts
                                     Assistant Secretary                  Institute of Technology

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND         -----------------
One Financial Center                                             PRSRT STD
Boston, MA 02111                                                   AUTO
                                                             U.S. POSTAGE PAID
                                                               HOLLISTON, MA
                                                                 PERMIT #20
                                                             -----------------




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(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Growth & Income Fund prospectus.

When used after December 31, 2001, this report must be accompanied by the most recent Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp1102)SSR-LD                                    SGI-2659-1101